Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	METRO BANCORP, INC.
Entity Central Index Key	0001085706
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		14,132,065
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 155,594,360

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 56,582	$ 46,998
Federal funds sold	0	8,075
Cash and cash equivalents	56,582	55,073
Securities, available for sale at fair value	675,109	613,459
Securities, held to maturity at cost (fair value 2012: $273,671; 2011: $199,857 )	269,783	196,635
Loans, held for sale	15,183	9,359
Loans receivable, net of allowance for loan losses (allowance 2012: $25,282; 2011: $21,620)	1,503,515	1,415,048
Restricted investments in bank stock	15,450	16,802
Premises and equipment, net	78,788	82,114
Other assets	20,465	32,729
Total assets	2,634,875	2,421,219
Liabilities and Stockholders' Equity
Noninterest-bearing	455,000	397,251
Interest-bearing	1,776,291	1,674,323
Total	2,231,291	2,071,574
Short-term borrowing	113,225	65,000
Long-term debt	40,800	49,200
Other liabilities	14,172	15,425
Total liabilities	2,399,488	2,201,199
Stockholders' Equity:
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131	14,125
Surplus	157,305	156,184
Retained earnings	56,311	45,497
Accumulated other comprehensive income	7,240	3,814
Total stockholders' equity	235,387	220,020
Total liabilities and stockholders' equity	$ 2,634,875	$ 2,421,219

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Securities, held to maturity fair value	$ 273,671,000	$ 199,857,000
Allowance for loan losses	25,282,000	21,620,000
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	14,131,263	14,125,346
Common stock, shares outstanding	14,131,263	14,125,346

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans receivable, including fees:
Taxable	$ 71,760	$ 71,307	$ 70,423
Tax-exempt	3,628	4,020	4,521
Securities:
Taxable	21,468	22,362	22,275
Tax-exempt	451	1	14
Federal funds sold	1	5	14
Total interest income	97,308	97,695	97,247
Interest Expense
Deposits	7,701	11,443	13,467
Short-term borrowings	203	439	317
Long-term debt	2,206	2,814	3,613
Total interest expense	10,110	14,696	17,397
Net interest income	87,198	82,999	79,850
Provision for loan losses	10,100	20,592	21,000
Net interest income after provision for loan losses	77,098	62,407	58,850
Noninterest Income
Service charges, fees and other operating income	28,372	27,773	26,681
Gains on sales of loans	1,220	2,728	2,434
Total fees and other income	29,592	30,501	29,115
Other-than-temporary impairment (OTTI) losses	(649)	(324)	(4,904)
Portion recognized in other comprehensive income (before taxes)	0	0	3,942
Net impairment loss on investment securities	(649)	(324)	(962)
Net gains on sales/calls of securities	1,051	350	2,801
Debt prepayment charge	(140)	(75)	(1,574)
Total noninterest income	29,854	30,452	29,380
Noninterest Expenses
Salaries and employee benefits	41,241	40,318	41,494
Occupancy	8,439	9,155	8,429
Furniture and equipment	4,842	5,465	5,134
Advertising and marketing	1,870	2,016	2,967
Data processing	13,590	14,211	13,121
Regulatory assessments and related fees	4,063	3,638	4,598
Telephone	3,480	3,434	3,492
Loan expense	1,384	1,098	1,658
Foreclosed real estate	1,335	2,275	1,380
Branding	30	1,891	0
Consulting fees	1,104	1,496	4,508
Pennsylvania shares tax	1,789	1,507	1,379
Other	7,977	7,510	8,943
Total noninterest expenses	91,144	94,014	97,103
Income (loss) before taxes	15,808	(1,155)	(8,873)
Provision (benefit) for federal income taxes	4,914	(1,444)	(4,536)
Net income (loss)	$ 10,894	$ 289	$ (4,337)
Net Income (Loss) per Common Share
Basic (in dollars per share)	$ 0.77	$ 0.02	$ (0.33)
Diluted (in dollars per share)	$ 0.77	$ 0.02	$ (0.33)
Average Common and Common Equivalent Shares Outstanding
Basic (in shares)	14,128	13,919	13,563
Diluted (in shares)	14,128	13,919	13,563

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 10,894	$ 289	$ (4,337)
Other comprehensive income, net of tax:
Net unrealized holding gains arising during the period (net of taxes 2012: $1,758; 2011 $4,872; 2010 $2,227)	3,413	9,457	3,830
Reclassification adjustment for net realized losses on securities recorded in income (net of taxes 2012: ($220); 2011 ($117); 2010 ($941)	(409)	(227)	(1,826)
Reclassification for OTTI credit losses recorded in income (net of taxes 2012: $227; 2011 $110; 2010 $327)	422	214	635
Noncredit related OTTI loss on securities not expected to be sold (net of taxes 2012: $0; 2011 $0; 2010 $1,340)	0	0	2,602
Other comprehensive income	3,426	9,444	5,241
Total comprehensive income	$ 14,320	$ 9,733	$ 904

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes, unrealized holding gains arising during the period	$ 1,758	$ 4,872	$ 2,227
Taxes, reclassification adjustment for net realized gains (losses) on securities recorded in income	(220)	(117)	(941)
Taxes, reclassification for OTTI credit losses recorded in income	227	110	327
Taxes, noncredit related OTTI losses on securities not expected to be sold	$ 0	$ 0	$ 1,340

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 200,022	$ 400	$ 13,448	$ 147,340	$ 49,705	$ (10,871)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(4,337)				(4,337)
Other comprehensive income	5,241					5,241
Dividends declared on preferred stock	(80)				(80)
Common stock issued under stock options plans	103		12	91
Common stock issued under employee stock purchase plan	2			2
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,156		288	2,868
Common stock share-based awards	1,244			1,244
Ending balance at Dec. 31, 2010	205,351	400	13,748	151,545	45,288	(5,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	289				289
Other comprehensive income	9,444					9,444
Dividends declared on preferred stock	(80)				(80)
Common stock issued under employee stock purchase plan	1			1
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,802		377	3,425
Common stock share-based awards	1,213			1,213
Ending balance at Dec. 31, 2011	220,020	400	14,125	156,184	45,497	3,814
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	10,894				10,894
Other comprehensive income	3,426					3,426
Dividends declared on preferred stock	(80)				(80)
Common stock issued under employee stock purchase plan	1			1
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	44		6	38
Common stock share-based awards	1,082			1,082
Ending balance at Dec. 31, 2012	$ 235,387	$ 400	$ 14,131	$ 157,305	$ 56,311	$ 7,240

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued under stock option plans			11,378
Tax benefit, stock option plans	$ 0	$ 0	$ 25
Common stock, shares issued under employee stock purchase plan	40	100	210
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	5,877	376,862	288,349

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ 10,894	$ 289	$ (4,337)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	10,100	20,592	21,000
Provision for depreciation and amortization	5,824	6,476	6,142
Deferred income tax (benefit) expense	118	(1,511)	(4,772)
Amortization of securities premiums and accretion of discounts (net)	1,635	2,506	122
Net gains on sales of available for sales securities	(629)	(343)	(2,762)
Gains on sales/calls of held to maturity securities	(422)	(7)	(39)
Other-than-temporary impairment losses on investment securities	649	324	962
Proceeds from sales and transfers of SBA loans originated for sale	0	12,063	30,573
Proceeds from sales of other loans originated for sale	70,448	52,492	65,892
Loans originated for sale	(75,052)	(52,581)	(98,994)
Gains on sales of loans originated for sale	(1,220)	(2,728)	(2,434)
Loss on write-down on foreclosed real estate	257	2,060	860
(Gains) losses on sales of foreclosed real estate (net)	649	(116)	(51)
(Gains) losses on disposal of furniture and equipment (net)	(45)	1,254	89
Stock-based compensation	1,082	1,250	1,244
Amortization of deferred loan origination fees and costs (net)	2,647	2,069	1,928
Debt prepayment charge	140	75	1,574
Decrease (increase) in other assets	5,782	15,437	(6,856)
Decrease in other liabilities	(1,253)	(11,679)	(1,392)
Net cash provided by operating activities	31,604	47,922	8,749
Securities available for sale:
Proceeds from principal repayments, calls and maturities	161,013	79,695	153,786
Proceeds from sales	299,338	125,299	292,899
Purchases	(518,375)	(368,537)	(485,985)
Securities held to maturity:
Proceeds from principal repayments, calls and maturities	146,503	87,074	64,481
Proceeds from sales	6,101	852	3,327
Purchases	(225,420)	(57,059)	(177,535)
Proceeds from sales of foreclosed real estate	6,472	2,930	3,513
(Increase) decrease in loans receivable (net)	(103,992)	(85,458)	45,505
Redemption of restricted investments in bank stock (net)	1,352	3,812	1,016
Proceeds from sale of premises and equipment	931	2	25
Purchases of premises and equipment	(3,384)	(1,684)	(638)
Net cash used by investing activities	(229,461)	(213,074)	(99,606)
Financing Activities
Increase in demand, interest checking, money market, and savings deposits (net)	190,834	281,381	17,505
Decrease in time deposits (net)	(31,117)	(41,986)	(59)
Increase (decrease) in short-term borrowings (net)	48,225	(75,475)	89,400
Repayment of long-term borrowings	(8,540)	(5,275)	(26,574)
Proceeds from long-term borrowings	0	25,000	0
Proceeds from common stock options exercised	0	0	78
Proceeds from dividend reinvestment and common stock purchase plan	44	3,802	3,156
Tax benefit on exercise of stock options	0	0	25
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash provided by financing activities	199,366	187,367	83,451
Increase (decrease) in cash and cash equivalents	1,509	22,215	(7,406)
Cash and cash equivalents at beginning of year	55,073	32,858	40,264
Cash and cash equivalents at year-end	56,582	55,073	32,858
Supplementary cash flow information:
Transfer of loans to foreclosed assets	$ 2,778	$ 5,336	$ 3,372

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Nature of Operations and Basis of Presentation

Metro Bancorp, Inc. (Metro or the Company) is a Pennsylvania business corporation, which is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company was incorporated on April 23, 1999 and became an active bank holding company on July 1, 1999. The Company is a one-bank holding company headquartered in Harrisburg, Pennsylvania and provides full banking services through its subsidiary, Metro Bank (the Bank). The Company is subject to regulation by the Federal Reserve Bank (FRB). Metro Bank is the Company's operating entity and is headquartered in Lemoyne, Pennsylvania. The Bank became a state-chartered bank on November 7, 2008, following approval by the Pennsylvania Department of Banking of the Bank's application to convert from a national bank charter to a state bank charter. As a Pennsylvania state-chartered bank, Metro Bank is supervised jointly by the Pennsylvania Department of Banking and Securities and the Federal Deposit Insurance Corporation (FDIC). The Bank is a financial services retailer with 33 stores in the counties of Berks, Cumberland, Dauphin, Lancaster, Lebanon and York, Pennsylvania.

The consolidated financial statements presented include the accounts of Metro Bancorp, Inc. and its wholly-owned subsidiary Metro Bank. All material intercompany transactions have been eliminated. Events occurring subsequent to the date of the balance sheet have been evaluated for potential recognition or disclosure in the consolidated financial statements.

Use of Estimates

The consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP).  GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities. In the opinion of management, all adjustments considered necessary for fair presentation have been included and are of a normal, recurring nature. Actual results could differ from these estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses (allowance or ALL), impaired loans, the valuation of foreclosed assets, the valuation of securities available for sale, the valuation of deferred tax assets, the determination of other-than-temporary impairment (OTTI) on the Company's investment securities portfolio and fair value measurements.

Other Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale (AFS) securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income. The only comprehensive income items that the Company presently has other than net income are net unrealized gains on securities available for sale and unrealized losses for noncredit-related losses on debt securities. These items are presented net of tax in the Statement of Comprehensive Income.

Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within the South Central Pennsylvania Region. Note 3 discusses the types of securities that the Company invests in. Notes 4 and 6 discuss the types of lending that the Company engages in as well as loan concentrations. The Company does not have any significant concentrations to any one customer, or group of customers with similar economic characteristics.

Securities

Securities classified as held to maturity are those debt securities that the Company has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs, or general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, computed by the interest method over the estimated average life of the securities.

Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains or losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the estimated average life of the securities. Management determines the appropriate classification of debt securities at the time of purchase.

Other-Than-Temporary Impairment

The Company follows the fair value measurement guidance which clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management assesses whether we have the intent to sell the security or it is more likely than not that we will be required to sell the security prior to its anticipated recovery. The Company forecasts recovery of the value of the security through either cash flows or market price.

In instances when a determination is made that an OTTI exists but we do not intend to sell the debt security and it is not likely that we will be required to sell the debt security prior to its anticipated recovery, the OTTI is separated into (a) the amount of the total OTTI related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount related to all other factors. The amount of the OTTI related to the credit loss is recognized in earnings and the amount of the OTTI related to all other factors is recognized in other comprehensive income.

Loans Held for Sale

Loans held for sale are comprised of student loans and selected residential mortgage loans the Company originates with the intention of selling in the future. Prior to September 30, 2011, loans held for sale also included Small Business Administration (SBA) loans the Company originated with the intention of selling. Occasionally, loans held for sale also include selected business and industry loans that the Company decides to sell. Held for sale loans are carried at the lower of cost or estimated fair value, calculated in the aggregate. At the present time, the majority of the Company's residential loans are originated with the intent to sell to the secondary market unless a loan is nonconforming to the secondary market standards or if we agree not to sell the loan due to a customer's request. The residential mortgage loans that are designated as held for sale are sold to other financial institutions in correspondent relationships. The sale of these loans takes place typically within 30 days of funding. The Bank does not retain the servicing on its residential mortgage loans or its student loans.

The Company holds SBA loans in the Company's loan receivable portfolio unless or until the Company's management determines a sale of certain loans is appropriate. At the time such a decision would be made, the SBA loans will be moved from the loans receivable portfolio to the loans held for sale portfolio. In previous years, as well as for the first half of 2011, the Company was originating SBA loans with the intent to sell the guaranteed portion of the loans. The Company received proceeds of $12.1 million on sales of SBA loans in 2011 and recognized a gain of $1.9 million on those sales. There were no such sales in 2012.

Total loans held for sale were $15.2 million and $9.4 million at December 31, 2012 and 2011, respectively.  At December 31, 2012, loans held for sale were comprised of $3.8 million of student loans and $11.4 million of residential mortgages as compared to $5.2 million of student loans and $4.2 million of residential mortgages at December 31, 2011.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an ALL and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

A loan is considered past due or delinquent if payment is not received on or before the due date. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan may be currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. If a loan is substandard and accruing, interest is recognized as accrued. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The ALL is established through provisions for loan losses charged against income. Loans, or portions thereof, deemed to be uncollectible are charged against the ALL and subsequent recoveries, if any, are credited to the allowance. The evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are evaluated for impairment once the loan has been internally risk rated substandard or lower or has been modified as a troubled debt restructuring (TDR).

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows, net collateral value or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors. These qualitative factors represent a portion of the allowance established for losses inherent in the loan portfolio, which have not been identified by the quantitative processes. This determination inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience. These factors include:

•	Changes in lending policies and procedures, including changes in underwriting standards;

•	Changes in levels and trends of collection, charge-off and recovery practices;

•	Changes in the volume and severity of past due loans, the volume of nonaccrual loans and the volume and severity of adversely classified or graded loans;

•	Material changes in the mix, volume or duration of the portfolio;

•	Changes in the value of underlying collateral for collateral-dependent loans;

•	Changes in the quality of our loan review system;

•	Changes in the experience, ability and depth of lending management and other relevant staff;

•	The existence and effect of any concentrations of credit and changes in the level of such concentrations; and

•
Changes in international, national, regional and local economic and business conditions and developments that affect the collectibility of the portfolio, including the condition of various market segments and the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

Additionally, the general component factors in uncertainties that could affect management's estimates of probable losses.

The ALL is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. During the third quarter of 2010, as part of the quantitative analysis of the adequacy of the ALL, management adjusted its projection of probable loan losses based upon a much shorter and more recent period of actual historical losses. This was done as a result of the higher level of loan charge-offs experienced by the Company over the preceding two years as compared to the previous years. The change in this estimate resulted in an additional $3.6 million of provision for loan losses in the third quarter of 2010. The impact of this additional provision for 2010 was an additional after tax loss of $2.4 million, or $0.17 per common share.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, borrower's financial condition, market conditions for the borrowers' type of industry and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay and the borrower's prior payment record. Impairment is measured on a loan-by-loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

All nonaccrual loans are evaluated individually to determine whether a charge-off is necessary due to a collateral deficiency.

Restricted Investments in Bank Stock

Restricted investments in bank stock consists of stock of the Federal Home Loan Bank (FHLB) of Pittsburgh and the Atlantic Central Bankers Bank (ACBB). Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula.  At December 31, 2012, the Company held $15.4 million of FHLB stock and $65,000 of ACBB stock. Of this amount, $4.5 million was required for membership, $6.9 million was required to cover the Company's borrowing level at the FHLB and the remaining $4.0 million was excess that the FHLB has not repurchased at this time due to a repurchase suspension the FHLB put in place in December of 2008. The suspension was partially lifted where the Company received a fraction of its excess stock three times during 2011 and during each of the four quarters of 2012. The stock is carried at cost.

Management evaluates the restricted stock for impairment in accordance with Financial Accounting Standards Board (FASB) guidance on Accounting by Certain Entities (including Entities with Trade Receivables that Lend to or Finance the Activities of Others). Management determines whether this investment is impaired based on an assessment of the ultimate recoverability of the cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to the FHLB restricted stock as of December 31, 2012.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the respective assets. Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Depreciation and amortization are determined on the straight-line method for financial reporting purposes and accelerated methods for income tax purposes.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less estimated costs to sell the assets at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value, less estimated costs to sell the asset. Revenue and expenses from operations, changes in the valuation allowance and gains/losses on sales of foreclosed real estate are included in foreclosed real estate expense. Foreclosed assets are included in other assets and totaled $2.5 million as of December 31, 2012 as compared to $7.1 million as of December 31, 2011.

Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Operating expenses, net of rental income	$429	$331	$571
Loss on write-down on foreclosed real estate	257	2,060	860
Net (gain) loss on sales of real estate	649	(116)	(51)
Total	$1,335	$2,275	$1,380

Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment. The Company analyzes each tax position taken in its tax returns and determines the likelihood that the position will be realized. Only tax positions that are "more likely than not" to be realized can be recognized in the Company's financial statements. For tax positions that do not meet this recognition threshold, the Company will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any material unrecognized tax benefits or accrued interest or penalties at December 31, 2012 or 2011 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months. The Company's policy is to account for interest as a component of interest expense and penalties, if any, as a component of other expenses.

Transfers of Financial Assets

Transfers of financial assets, including sales of loans and loan participations, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Per Share Data

Basic net income (loss) per common share represents income (loss) available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per common share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued as well as any adjustments to income (loss) that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding common stock options and are determined using the treasury stock method.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded on the balance sheet when they become payable by the borrower to the Company.

Cash Flow Information

For purposes of the statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits and federal funds sold as cash and cash equivalents. Generally, federal funds, a component of cash and cash equivalents are purchased and sold for one-day periods. Cash paid during the years ended December 31, 2012, 2011 and 2010 for interest expense on deposits, borrowings and debt was $10.3 million, $14.9 million and $17.6 million, respectively. Income taxes paid totaled $3.3 million, $700,000 and $0 in 2012, 2011 and 2010, respectively.

Stock-Based Compensation

The Company recognizes compensation costs related to share-based payment transactions in the income statement based on the grant-date fair value of the stock-based compensation issued. Compensation costs are recognized over the period that an employee provides service in exchange for the award.

The cash flows resulting from the tax benefits due to deductions in excess of the compensation cost recognized for options (excess tax benefits) are classified as financing cash flows.

Advertising Costs

The Company follows the policy of charging the costs of advertising to expense as incurred.

Recent Accounting Standards

In May 2011, the FASB amended fair value measurement guidance to clarify its previous guidance for items such as: the application of the highest and best use concept to nonfinancial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity's stockholders' equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The update also creates an exception to fair value measurement guidance for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. In addition, the update allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the updated standard contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. The effective date of this update for public entities was for interim and annual periods beginning after December 15, 2011. Early adoption was not permitted. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In June 2011, the FASB updated the guidance on Comprehensive Income. The update prohibits the presentation of the components of comprehensive income in the statements of stockholders' equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate statements of net income and other comprehensive income. Under previous GAAP, all three presentations were acceptable. In December of 2011, the FASB amended this guidance to defer the implementation date for the requirement to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. The other provisions of this update were effective for fiscal years and interim periods beginning after December 31, 2011 for public entities. Early adoption was not permitted. The adoption of this guidance did not have a material impact on our consolidated financial statements.

Segment Reporting

The Bank acts as an independent community financial services provider and offers traditional banking and related financial services to individual consumer, business and government customers. Through its stores, the Company offers a full array of commercial and retail financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial and retail operations of the Company. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassifications

Certain amounts in the 2011 and 2010 financial statements have been reclassified to conform to the 2012 presentation format. Such reclassifications had no impact on the Company's net operations and stockholders' equity.

Restrictions on Cash and Due from Bank Accounts	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Restrictions on Cash and Due from Bank Accounts
Restrictions on Cash and Due from Bank Accounts

The Bank is required to maintain average reserves, in the form of cash and balances with the FRB, against its deposit liabilities. The average amount of these reserve balances maintained for 2012 and 2011 was approximately $3.6 million and $10.9 million, respectively.  The Company has no due from balances with institutions in excess of FDIC insurance limitations.

Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Securities
Securities

The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2012
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,994	$19	$(252)	$33,761
Residential mortgage-backed securities	55,614	1,596	—	57,210
Agency collateralized mortgage obligations	547,641	9,971	(745)	556,867
Municipal securities	26,890	381	—	27,271
Total	$664,139	$11,967	$(997)	$675,109
Held to Maturity:
U.S. Government agency securities	$178,926	$700	$(363)	$179,263
Residential mortgage-backed securities	23,827	1,889	—	25,716
Agency collateralized mortgage obligations	49,051	1,587	—	50,638
Corporate debt securities	15,000	13	—	15,013
Municipal securities	2,979	62	—	3,041
Total	$269,783	$4,251	$(363)	$273,671

	December 31, 2011
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$22,500	$58	$—	$22,558
Residential mortgage-backed securities	21,087	325	—	21,412
Agency collateralized mortgage obligations	519,167	9,171	(175)	528,163
Private-label collateralized mortgage obligations	24,974	—	(1,968)	23,006
Corporate debt securities	19,952	—	(1,632)	18,320
Total	$607,680	$9,554	$(3,775)	$613,459
Held to Maturity:
U.S. Government agency securities	$97,750	$88	$—	$97,838
Residential mortgage-backed securities	37,658	2,769	—	40,427
Agency collateralized mortgage obligations	45,122	840	(1)	45,961
Corporate debt securities	15,000	—	(484)	14,516
Municipal securities	1,105	10	—	1,115
Total	$196,635	$3,707	$(485)	$199,857

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2012 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$10,000	$10,002
Due after one year through five years	—	—	5,000	5,011
Due after five years through ten years	19,367	19,510	60,000	60,001
Due after ten years	41,517	41,522	121,905	122,303
	60,884	61,032	196,905	197,317
Residential mortgage-backed securities	55,614	57,210	23,827	25,716
Agency collateralized mortgage obligations	547,641	556,867	49,051	50,638
Total	$664,139	$675,109	$269,783	$273,671

During 2012, the Company sold a total of 48 securities with a combined fair market value of $305.4 million. The Company realized net pretax gains of $1.1 million, with a related tax expense of $368,000. Of the total, 41 securities with a combined fair market value of $299.3 million had been classified as available for sale. Seven agency mortgage-backed securities (MBSs) with a fair market value of $6.1 million had been classified as held to maturity, however, in each case the current par value had paid down to less than 15% of its original par value so they could be sold without tainting the remaining held to maturity (HTM) portfolio. Securities sold from available for sale included eight private-label collateralized mortgage obligations (CMOs) with a combined fair market value of $20.1 million. The Company no longer owns any private-label CMOs. In addition to its sales, the Company had a total of 11 agency debentures and one corporate debenture called during 2012. The combined par value was $160.3 million and the Company realized no gain or loss on the calls.

During 2011, the Company sold a total of 13 securities with a combined fair market value of $126.2 million . All of the securities were U.S. agency CMOs. The Company realized net pretax gains of $350,000, with related tax expense of $119,000, on the combined sales. Of this total, 12 securities with a combined fair market value of $125.3 million had been classified as available for sale. One agency MBS with a fair market value of $852,000 had been classified as held to maturity, however, its current par value had paid down to less than 9% of its original par value, below the 15% threshold, so it could be sold without tainting the remaining HTM portfolio. Also during 2011, the Company had three agency debentures totaling $60.0 million called at par. The bonds had a combined market value of $60.0 million and no gain or loss was realized.

In 2010, the Company sold a total of 56 securities with a combined fair market value of $296.2 million and realized a net pretax gain of $2.8 million. Of this total, 53 securities with a combined fair market value of $292.9 million had been classified as available for sale. Two agency MBSs with a combined fair market value of $440,000 had been classified as held to maturity, however, their current par value had fallen to less than 15% of their original par value and could be sold without tainting the remaining HTM portfolio. One private-label CMO with a fair market value of $2.9 million had been classified as held to maturity. Previously, the Company had recognized an OTTI charge due to a projected credit loss of $3,000 and this deterioration in creditworthiness was the basis for selling the security without tainting the remaining HTM portfolio. Also during 2010, the Company had ten agency debentures and four municipal bonds called at par. The bonds had a combined market value of $106.6 million.

The Company does not maintain a trading portfolio and there were no transfers of securities between the AFS and HTM portfolios. The Company uses the specific identification method to record security sales.

At December 31, 2012 and 2011, securities with a carrying value of $713.6 million and $621.6 million, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table summarizes the Company's gains and losses on the sales or calls of debt securities and losses recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized (Losses)	OTTI Credit Losses	Net Gains (Losses)
Years Ended:
December 31, 2012	$2,889	$(1,838)	$(649)	$402
December 31, 2011	983	(633)	(324)	26
December 31, 2010	6,690	(3,889)	(962)	1,839

In determining fair market values for its portfolio holdings, the Company receives information from a third party provider which management evaluates and corroborates using amounts from one of its securities brokers. Under the current guidance, these values are considered Level 2 inputs, based upon mathematically derived matrix pricing and observed data from similar assets. They are not Level 1 direct quotes, nor do they reflect Level 3 inputs that would be derived from internal analysis or judgment. As the Company does not manage a trading portfolio and typically only sells from its AFS portfolio in order to manage interest rate risk or credit exposure, direct quotes, or street bids, are warranted on an as-needed basis only.

The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$24,748	$(252)	$—	$—	$24,748	$(252)
Agency CMOs	53,274	(745)	—	—	53,274	(745)
Total	$78,022	$(997)	$—	$—	$78,022	$(997)
Held to Maturity:
U.S. Government agency securities	$57,572	$(363)	$—	$—	$57,572	$(363)
Total	$57,572	$(363)	$—	$—	$57,572	$(363)

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Agency CMOs	$49,793	$(175)	$—	$—	$49,793	$(175)
Private-label CMOs	6,017	(268)	16,989	(1,700)	23,006	(1,968)
Corporate debt securities	18,320	(1,632)	—	—	18,320	(1,632)
Total	$74,130	$(2,075)	$16,989	$(1,700)	$91,119	$(3,775)
Held to Maturity:
Agency CMOs	$1,312	$(1)	$—	$—	$1,312	$(1)
Corporate debt securities	14,516	(484)	—	—	14,516	(484)
Total	$15,828	$(485)	$—	$—	$15,828	$(485)

The Company's investment securities portfolio consists primarily of U.S. Government agency securities, U.S. Government sponsored agency MBSs, agency CMOs, municipal bonds and corporate bonds of the financial sector. The Company considers securities of the U.S. Government sponsored agencies and the U.S. Government MBSs/CMOs to have little credit risk because their principal and interest payments are backed by an agency of the U.S. Government.

As of December 31, 2012, the Company owned 12 securities that were in an unrealized loss position. These included five agency debentures and seven agency CMOs. All are backed by a government sponsored entity (GSE) and any unrealized losses are assumed to be related to a combination of the general level of interest rates and accelerating prepayments. The full and timely payment of all principal and interest is expected.

As previously mentioned, the Company sold eight private-label CMOs from its AFS portfolio during 2012. Two of the securities had never incurred an OTTI loss due to credit and, as such, there was never a stated intent to hold the securities until fair market value recovered. They were sold at a combined $84,000 pretax loss in an effort to reduce the Company's credit exposure. Three private-label CMOs that were sold had previously incurred OTTI losses due to credit and the Company had a stated intent to hold until recovery of fair market value. The recovery did occur and they were sold, realizing a combined pretax gain of $28,000. The three remaining private-label CMOs had previously incurred OTTI losses due to credit and the Company had intended to hold the bonds until recovery of fair market value, however, all of their respective credit positions had deteriorated significantly. Two of the bonds began to incur actual losses and were downgraded to default status. Because of the deterioration in status, it was predetermined the Company could sell the positions without tainting its assertion to hold until recovery. The three bonds were sold at a combined pretax loss of $1.2 million. As mentioned above, the Company's investment portfolio no longer contains any private-label CMOs.

The tables below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs previously mentioned for the years ended December 31, 2012, 2011 and 2010, respectively:

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2012	$2,949	$—	$2,949
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	—	649
Reduction due to credit impaired securities sold	(3,598)	—	(3,598)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2012	$—	$—	$—

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2011	$2,625	$—	$2,625
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	324	—	324
Cumulative OTTI credit losses recognized for securities still held at December 31, 2011	$2,949	$—	$2,949

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2010	$2,338	$3	$2,341
Additions for which OTTI was not previously recognized	675	—	675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	287	—	287
Reduction due to credit impaired security sold	(675)	(3)	(678)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2010	$2,625	$—	$2,625

Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans Receivable and Allowance For Loan Losses
Loans Receivable and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an allowance for loan losses (allowance or ALL) and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan or to the first review date if the loan is on demand. Certain qualifying loans of the Bank totaling $319.0 million at December 31, 2012, collateralize a letter of credit, a line of credit commitment and a long-term borrowing the Bank has with the FHLB.

A summary of the Bank's loans receivable at December 31, 2012 and 2011 is as follows:

	December 31,
(in thousands)	2012	2011
Commercial and industrial	$376,988	$321,988
Commercial tax-exempt	92,202	81,532
Owner occupied real estate	268,372	279,372
Commercial construction and land development	100,399	103,153
Commercial real estate	394,404	364,405
Residential	83,899	83,940
Consumer	212,533	202,278
	1,528,797	1,436,668
Less: allowance for loan losses	25,282	21,620
Net loans receivable	$1,503,515	$1,415,048

Certain directors and executive officers of the Company, including their associates and companies, have loans with the Bank. Such loans were made in the ordinary course of business at the Bank's normal credit terms including interest rates and collateralization, as those prevailing at the time for comparable loans with persons not related to the lender and do not represent more than a normal risk of collection. Total loans to these persons and companies amounted to approximately $14.2 million and $11.4 million at December 31, 2012 and 2011, respectively. During 2012, $6.9 million of new advances were made and repayments totaled $4.1 million.

The following table summarizes nonaccrual loans by loan type at December 31, 2012 and 2011:

	December 31,
(in thousands)	2012	2011
Nonaccrual loans:
Commercial and industrial	$11,289	$10,162
Commercial tax-exempt	—	—
Owner occupied real estate	3,119	2,895
Commercial construction and land development	6,300	8,511
Commercial real estate	5,659	7,820
Residential	3,203	2,912
Consumer	2,846	1,829
Total nonaccrual loans	$32,416	$34,129

Generally, the Bank's policy is to move a loan to nonaccrual status when it becomes 90 days past due or when the Company does not believe it will collect all of its principal and interest payments. In addition, when a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. If a loan is substandard and accruing, accrued interest is recognized as income. Once a loan is on nonaccrual status, it is not returned to accrual status unless the loan has been current for at least six consecutive months and the borrower and/or any guarantors demonstrate the ability to repay the loan. Under certain circumstances such as bankruptcy, if a loan is under collateralized, or if the borrower and/or guarantors do not show evidence of the ability to pay, the loan may be placed on nonaccrual status even though it is not past due by 90 days or more. Therefore, the total nonaccrual loan balance of $32.4 million exceeds the balance of total loans that are 90 days past due of $15.0 million at December 31, 2012 as presented in the aging analysis tables that follow.

No additional funds were committed on nonaccrual loans including restructured loans that were nonaccruing. Typically, commitments are canceled and no additional advances are made when a loan is placed on nonaccrual.

The following table is an age analysis of past due loan receivables as of December 31, 2012 and 2011:

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2012
Commercial and industrial	$368,769	$1,096	$3,256	$3,867	$8,219	$376,988	$30
Commercial tax-exempt	92,202	—	—	—	—	92,202	—
Owner occupied real estate	265,817	610	353	1,592	2,555	268,372	—
Commercial construction and land development	89,250	4,251	4,318	2,580	11,149	100,399	188
Commercial real estate	386,821	3,846	78	3,659	7,583	394,404	—
Residential	76,587	4,303	1,252	1,757	7,312	83,899	—
Consumer	208,335	2,277	410	1,511	4,198	212,533	2
Total	$1,487,781	$16,383	$9,667	$14,966	$41,016	$1,528,797	$220

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2011
Commercial and industrial	$317,016	$696	$1,083	$3,193	$4,972	$321,988	$—
Commercial tax-exempt	81,532	—	—	—	—	81,532	—
Owner occupied real estate	274,720	2,423	328	1,901	4,652	279,372	—
Commercial construction and land development	94,160	470	219	8,304	8,993	103,153	—
Commercial real estate	354,818	2,191	1,272	6,124	9,587	364,405	—
Residential	75,841	4,587	607	2,905	8,099	83,940	621
Consumer	199,671	1,314	350	943	2,607	202,278	71
Total	$1,397,758	$11,681	$3,859	$23,370	$38,910	$1,436,668	$692

The past due portfolio is constantly moving through collection efforts, restructuring when appropriate, foreclosure or ultimately charged off. During 2012, $18.9 million of past due loans at December 31, 2011 either improved to current status or were paid off by December 31, 2012.  Additionally, $4.4 million of those loans past due at December 31, 2011, were charged off and another $2.7 million were moved to foreclosed real estate. Conversely, $28.6 million of current loans as of December 31, 2011, became delinquent and were reported as past due at December 31, 2012. Out of this $28.6 million total, $6.1 million were 90 days past due or greater, $9.1 million were 60-89 days past due while the remainder, or $13.4 million, were 30-59 days past due at December 31, 2012.

The commercial and industrial loan category had the most significant increase in past due status since December 31, 2011. Included in this change from current to past due status, was a $2.5 million commercial and industrial loan that was past due and impaired with a specific reserve of $1.0 million at December 31, 2012. The increase in commercial construction and land development was primarily the result of 3 related impaired loans that moved from current at December 31, 2011 to between 30 and 89 days past due at December 31, 2012. A specific reserve of $300,000 was established for the relationship. The decreases in total past due of the owner occupied and commercial real estate categories were largely the result of $1.3 million and $1.7 million of loans that were past due at December 31, 2011 and were charged off or moved to foreclosed real estate during 2012, respectively.

A summary of the ALL and balance of loans receivable by loan class and by impairment method as of December 31, 2012 and 2011 is detailed in the tables that follow.

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construc-tion and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total

December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$2,399	$—	$1,451	$2,470	$800	$—	$—	$—	$7,120
Collectively evaluated for impairment	7,560	83	678	4,752	3,183	324	793	789	18,162
Total ALL	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Loans receivable:
Loans evaluated individually	$13,082	$—	$3,380	$15,549	$17,136	$4,163	$3,331	$—	$56,641
Loans evaluated collectively	363,906	92,202	264,992	84,850	377,268	79,736	209,202	—	1,472,156
Total loans receivable	$376,988	$92,202	$268,372	$100,399	$394,404	$83,899	$212,533	$—	$1,528,797

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total
December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$1,000	$—	$30	$2,600	$—	$—	$—	$—	$3,630
Collectively evaluated for impairment	7,400	79	699	5,240	3,241	435	831	65	17,990
Total ALL	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Loans receivable:
Loans evaluated individually	$15,504	$—	$7,492	$23,216	$12,117	$3,346	$1,829	$—	$63,504
Loans evaluated collectively	306,484	81,532	271,880	79,937	352,288	80,594	200,449	—	1,373,164
Total loans receivable	$321,988	$81,532	$279,372	$103,153	$364,405	$83,940	$202,278	$—	$1,436,668

The Bank may create a specific allowance for all of or a part of a particular loan in lieu of a charge-off or charge-down as a result of management's evaluation of impaired loans. In these instances, the Bank has determined that a loss is not imminent based upon available information surrounding the credit at the time of the analysis including, but not limited to, unresolved legal matters; however, management believes an allowance is appropriate to acknowledge the probable risk of loss.

Typically, commercial and industrial, commercial construction and land development and commercial real estate loans present a greater risk of nonpayment by a borrower than other types of loans.

Within the commercial loan portfolio, construction and land development and commercial real estate loans generally present the greatest risk of nonpayment by a borrower. The market value and cash flow of real estate, particularly real estate held for investment, can fluctuate significantly in a relatively short period of time. Commercial and industrial, tax-exempt and owner occupied real estate loans generally carry a lower risk factor because the repayment of these loans relies primarily on the cash flow from a business which is more stable and predictable. However, the significance and duration of the economic downturn caused the Bank to experience an elevated level of charge-offs in the commercial and industrial loan category in 2011.

Consumer loan collections are dependent on the borrower's continued financial stability and thus are more likely to be affected by adverse personal circumstances. Consumer and residential loans are also impacted by the market value of real estate. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount that can be recovered on these loans. The risk of nonpayment is affected by changes in economic conditions, the credit risks of a particular borrower, the duration of the loan and, in the case of a collateralized loan, uncertainties as to the value of the collateral and other factors.

Management bases its quantitative analysis of probable future loan losses (when determining the ALL) on those loans collectively reviewed for impairment on a two-year period of actual historical losses. Management may increase or decrease the historical loss period at some point in the future based on the state of the economy and other circumstances.

The qualitative factors such as changes in levels and trends of charge-offs and delinquencies; material changes in the mix, volume or duration of the loan portfolio; changes in lending policies and procedures including underwriting standards; changes in the experience, ability and depth of lending management and other relevant staff; the existence and effect of any concentrations of credit; changes in the overall values of collateral; changes in the quality of the loan review program and changes in national and local economic trends and conditions among other things, are factors which have not been identified by the quantitative processes. The determination of qualitative factors inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience.

The following tables summarize the transactions in the ALL for the twelve months ended December 31, 2012 and 2011:

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2012
Balance at January 1	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Provision charged to operating expenses	3,634	4	2,165	243	2,498	193	639	724	10,100
Recoveries of loans previously charged-off	227	—	7	517	97	4	67	—	919
Loans charged-off	(2,302)	—	(772)	(1,378)	(1,853)	(308)	(744)	—	(7,357)
Balance at December 31	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2011
Balance at January 1	$9,679	$86	$910	$5,420	$4,002	$442	$702	$377	$21,618
Provision charged to operating expenses	6,510	(7)	13	13,038	76	113	1,161	(312)	20,592
Recoveries of loans previously charged-off	156	—	60	11	15	68	135	—	445
Loans charged-off	(7,945)	—	(254)	(10,629)	(852)	(188)	(1,167)	—	(21,035)
Balance at December 31	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620

The following table summarizes the transactions in the ALL for the twelve months ended December 31, 2010. The table is presented in summary as the FASB guidance issued in July 2010 related to an entity's allowance for credit losses and the credit quality of its financing receivables required the activity by portfolio segment be disclosed only for periods beginning on or after December 15, 2010.

Year Ended December 31,
(in thousands)	2010
Balance at beginning of year	$14,391
Provision charged to expense	21,000
Recoveries	522
Loans charged off	(14,295)
Balance at end of year	$21,618

The following table presents information regarding the Company's impaired loans as of December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Loans with no related allowance:
Commercial and industrial	$7,426	$11,746	$—	$14,504	$19,672	$—
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	1,929	2,301	—	7,000	8,845	—
Commercial construction and land development	7,716	8,500	—	11,203	19,756	—
Commercial real estate	12,965	14,619	—	12,117	12,390	—
Residential	4,163	4,423	—	3,346	3,729	—
Consumer	3,331	3,547	—	1,829	2,168	—
Total impaired loans with no related allowance	37,530	45,136	—	49,999	66,560	—
Loans with an allowance recorded:
Commercial and industrial	5,656	6,526	2,399	1,000	1,000	1,000
Owner occupied real estate	1,451	1,451	1,451	492	659	30
Commercial construction and land development	7,833	7,833	2,470	12,013	12,013	2,600
Commercial real estate	4,171	4,172	800	—	—	—
Total impaired loans with an allowance recorded	19,111	19,982	7,120	13,505	13,672	3,630
Total impaired loans:
Commercial and industrial	13,082	18,272	2,399	15,504	20,672	1,000
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	3,380	3,752	1,451	7,492	9,504	30
Commercial construction and land development	15,549	16,333	2,470	23,216	31,769	2,600
Commercial real estate	17,136	18,791	800	12,117	12,390	—
Residential	4,163	4,423	—	3,346	3,729	—
Consumer	3,331	3,547	—	1,829	2,168	—
Total impaired loans	$56,641	$65,118	$7,120	$63,504	$80,232	$3,630

Total impaired loans decreased by $6.9 million as of December 31, 2012 compared to December 31, 2011. Of those loans deemed to be impaired at December 31, 2011, $7.5 million were either charged off or transferred to foreclosed assets in 2012. Impaired loans without a specific reserve at December 31, 2011 totaling $22.8 million remained impaired without a specific reserve at December 31, 2012, while $4.3 million of impaired loans with specific reserves at December 31, 2011 remained impaired with a specific reserve at December 31, 2012.  A total of $18.8 million of loans were downgraded in 2012 and deemed to be impaired subsequent to December 31, 2011 while $7.3 million in loans had credit improvements in 2012 and were no longer considered impaired at December 31, 2012. Of the $18.8 million downgraded loans, $6.7 million had a specific reserve as of December 31, 2012. Impaired loans totaling $9.2 million as of December 31, 2011, subsequently paid off in 2012.

In addition, a portion of one loan totaling approximately $7.7 million with a specific allowance at December 31, 2011 was recategorized from the commercial construction and land development category to the commercial real estate category as a result of a portion of the loan converting to permanent mortgage status. This change accounts for the decrease in the commercial construction and land development category with a specific allowance.

The following table presents additional information regarding the Company's impaired loans for the twelve months ended December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance:
Commercial and industrial	$11,567	$171	$12,901	$141
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	3,846	150	5,333	191
Commercial construction and land development	10,319	510	11,803	231
Commercial real estate	12,434	319	9,500	192
Residential	3,994	43	3,557	6
Consumer	2,539	18	1,945	—
Total impaired loans with no related allowance	44,699	1,211	45,039	761
Loans with an allowance recorded:
Commercial and industrial	5,258	—	7,974	—
Owner occupied real estate	1,571	—	453	—
Commercial construction and land development	11,375	—	4,637	—
Commercial real estate	655	—	—	—
Total impaired loans with an allowance recorded	18,859	—	13,064	—
Total impaired loans:
Commercial and industrial	16,825	171	20,875	141
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	5,417	150	5,786	191
Commercial construction and land development	21,694	510	16,440	231
Commercial real estate	13,089	319	9,500	192
Residential	3,994	43	3,557	6
Consumer	2,539	18	1,945	—
Total impaired loans	$63,558	$1,211	$58,103	$761

Impaired loans averaged approximately $63.6 million, $58.1 million and $74.6 million during 2012, 2011 and 2010, respectively. All nonaccrual loans are considered impaired and interest income is handled as discussed earlier in the nonaccrual section of this Note. Interest income continued to accrue on impaired loans that were still accruing and totaled $1.2 million, $761,000 and $1.3 million during 2012, 2011 and 2010, respectively.

The Bank assigns loan risk ratings as credit quality indicators of its loan portfolio: pass, special mention, substandard accrual, substandard nonaccrual and doubtful. Monthly, we track commercial loans that are no longer pass rated. We review the cash flow, operating results and financial condition of the borrower and any guarantors, as well as the collateral position against established policy guidelines as a means of providing a targeted list of loans and loan relationships that require additional attention within the loan portfolio. Special mention loans are those loans that are currently adequately protected, but potentially weak. The potential weaknesses may, if not corrected, weaken the loan's credit quality or inadvertently jeopardize our credit position in the future.  Substandard accrual and substandard nonaccrual assets are characterized by well-defined weaknesses that jeopardize the liquidation of the debt and by the possibility that the Bank will sustain some loss if the weaknesses are not corrected. Substandard accrual loans would move from accrual to nonaccrual when the Bank does not believe it will collect all of its contractual principal and interest payments. Some identifiers used to determine the collectibility are as follows: when the loan is 90 days past due in principal or interest, there are triggering events in the borrower's or any guarantor's financial statements that show continuing deterioration, the borrower's or any guarantor's source of repayment is depleting, or if bankruptcy or other legal matters are present, regardless if the loan is 90 days past due or not. Doubtful loans have all of the weaknesses inherent in those classified as substandard accrual and substandard nonaccrual with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable. Pass rated loans are reviewed throughout the year through the recurring review process of an independent loan review function and through the application of other credit metrics.
Credit quality indicators for commercial loans broken out by loan type are presented in the following tables for the years ended December 31, 2012 and 2011. There were no loans classified as doubtful for the years ended December 31, 2012 or December 31, 2011.

	December 31, 2012
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$335,463	$6,120	$24,116	$11,289	$—	$376,988
Commercial tax-exempt	92,202	—	—	—	—	92,202
Owner occupied real estate	253,338	4,160	7,755	3,119	—	268,372
Commercial construction and land development	81,219	5,046	7,834	6,300	—	100,399
Commercial real estate	379,313	574	8,858	5,659	—	394,404
Total	$1,141,535	$15,900	$48,563	$26,367	$—	$1,232,365

	December 31, 2011
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$280,884	$9,176	$21,766	$10,162	$—	$321,988
Commercial tax-exempt	77,657	3,875	—	—	—	81,532
Owner occupied real estate	263,001	2,887	10,589	2,895	—	279,372
Commercial construction and land development	76,374	3,071	15,197	8,511	—	103,153
Commercial real estate	349,786	794	6,005	7,820	—	364,405
Total	$1,047,702	$19,803	$53,557	$29,388	$—	$1,150,450

Loans, other than pass rated loans, totaling $28.4 million at December 31, 2011, improved their credit quality rating during 2012 while an additional $4.6 million of such loans were charged off or transferred to foreclosed assets in 2012. Pass rated loans totaling $34.4 million at December 31, 2011 were downgraded during 2012.

Consumer credit exposures are rated as performing or nonperforming as detailed below at December 31, 2012 and 2011:

	December 31, 2012
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$80,696	$3,203	$83,899
Consumer	209,687	2,846	212,533
Total	$290,383	$6,049	$296,432

	December 31, 2011
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$81,028	$2,912	$83,940
Consumer	200,449	1,829	202,278
Total	$281,477	$4,741	$286,218

A TDR is a loan of which the contractual terms have been modified, resulting in the Bank granting a concession to a borrower who is experiencing financial difficulties, in order for the Bank to have a greater chance of collecting the indebtedness from the borrower.  An additional benefit to the Bank in granting a concession is to possibly avoid foreclosure or repossession of loan collateral at a time when collateral values are low.

The following table presents the recorded investment at the time of restructure of new TDRs and their concession, modified during the twelve month periods ended December 31, 2012 and 2011. The recorded investment at the time of restructure was the same pre-modification and post-modification, therefore there was no financial effect of the modification on the recorded investment. The loans included are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these concessions.

New TDRs with Concession Type:	Twelve Months Ended
	December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure
Commercial and industrial:
Material extension of time	1	$1,262	2	$629
Forbearance agreement	—	—	4	12,456
Interest rate adjustment	1	3,404	—	—
Change in amortization period	—	—	4	405
Combination of concessions	2	3,231	—	—
Total commercial and industrial	4	7,897	10	13,490
Owner occupied real estate:
Forbearance agreement	—	—	1	87
Combination of concessions	1	1,451	—	—
Total owner occupied real estate	1	1,451	1	87
Commercial construction and land development:
Material extension of time	5	3,396	16	10,932
Forbearance agreement	—	—	1	231
Combination of concessions	1	3,546	—	—
Total commercial construction and land development	6	6,942	17	11,163
Commercial real estate:
Material extension of time	1	68	—	—
Forbearance agreement	—	—	1	93
Interest rate adjustment	—	—	1	1,194
Change in amortization period	—	—	3	3,081
Combination of concessions	1	3,275	—	—
Total commercial real estate	2	3,343	5	4,368
Residential:
Material extension of time	2	329	—	—
Interest rate adjustment	—	—	1	195
Change in amortization period	—	—	1	355
Combination of concessions	1	195	1	78
Total residential	3	524	3	628
Consumer:
Material extension of time	4	426	—	—
Combination of concessions	2	182	—	—
Total consumer	6	608	—	—
Total	22	$20,765	36	$29,736

Two commercial construction and land development relationships identified as accruing TDRs had additional unused commitments totaling $14,000 at December 31, 2012 as compared to six commercial construction and land development relationships identified as accruing TDRs that had additional unused commitments totaling $778,000 and one commercial relationship that had an additional unused commitment available of $329,000 at December 31, 2011.

The following table represents loans receivable modified as TDRs within the twelve months previous to December 31, 2012 and 2011, respectively, which subsequently defaulted during the 12 month periods ended December 31, 2012 and 2011, respectively. The Bank's policy is to consider a loan past due or delinquent if payment is not received on or before the due date.

Troubled Debt Restructurings That Subsequently Payment Defaulted:	Twelve Months Ended
	December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial and industrial	3	$3,901	4	$5,531
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	—	—	—	—
Commercial construction and land development	6	6,169	11	9,162
Commercial real estate	1	66	2	747
Residential	2	258	3	617
Consumer	4	308	—	—
Total	16	$10,702	20	$16,057

Of the 16 contracts that subsequently payment defaulted during the year ended December 31, 2012, 13 contracts totaling $6.1 million were still in payment default at December 31, 2012. Seven of the 13 contracts totaling $1.3 million were less than 30 days past due.

All TDRs are considered impaired and, therefore, are individually evaluated for impairment in the calculation of the ALL. Prior to their classification as TDRs, certain of these loans had been collectively evaluated for impairment in the calculation of the ALL.

Loan Commitments and Standby Letters of Credit	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Loan Commitments and Standby Letters of Credit
Loan Commitments and Standby Letters of Credit

Loan commitments are made to accommodate the financial needs of the Company's customers. Standby letters of credit commit the Company to make payments on behalf of customers when certain specified future events occur. They primarily are issued to facilitate the customers' normal course of business transactions. Standby performance letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Historically, almost all of the Company's standby letters of credit expire unfunded.

The credit risk associated with letters of credit is essentially the same as that of traditional loan facilities and are subject to the Company's normal credit policies. Since the majority of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future funding requirements. Commitments generally have fixed expiration dates or other termination clauses. Management believes that the proceeds obtained through a liquidation of collateral, the enforcement of guarantees and normal collection activities against the borrower would be sufficient to cover the potential amount of future payment required under the corresponding letters of credit. The amount of the liability for guarantees under standby letters of credit issued was $48,000 and $0 as of December 31, 2012 and December 31, 2011, respectively.

The Company's maximum exposure to credit loss for loan commitments (unfunded loans and unused lines of credit, including home equity lines of credit) and standby letters of credit outstanding were as follows:

	December 31,
(in thousands)	2012	2011
Unfunded commitments of existing commercial loans	$308,721	$269,180
Unfunded commitments of existing consumer/residential loans	98,903	86,273
Standby letters of credit	34,052	36,455
Commitments to grant loans	4,862	11,658
Total	$446,538	$403,566

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk
Concentrations of Credit Risk

The Company's loan portfolio is principally to borrowers throughout Cumberland, Dauphin, York, Lebanon, Lancaster and Berks counties of Pennsylvania where it has full-service stores. Commercial real estate loans and loan commitments for commercial real estate projects aggregated $548.2 million at December 31, 2012. Owner occupied real estate loans and loan commitments for commercial properties aggregated $274.0 million at December 31, 2012.

Commercial real estate loans are collateralized by the related project (principally multi-family residential, office building, lodging, land development and other properties) and typically require owner guarantees.  Maximum terms and maximum advance rates are established according to our underwriting guidelines based on our assessment of the overall risk of the project being financed.

Premises, Equipment and Leases	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises, Equipment and Leases
Premises, Equipment and Leases

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense for 2012, 2011 and 2010 was $5.8 million, $6.5 million and $6.1 million, respectively, and is computed on the straight-line method over the estimated useful lives of the related assets as listed in the table below. The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	1 - 40
Furniture, fixtures and equipment	1 - 10
Computer equipment and software	3 - 8

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2012	2011
Land	$16,736	$15,386
Buildings	67,047	66,913
Construction in process	1,199	1,535
Leasehold improvements	2,677	2,583
Furniture, fixtures and equipment	32,938	32,073
	120,597	118,490
Less accumulated depreciation and amortization	41,809	36,376
Total	$78,788	$82,114

Land, buildings and equipment are leased under noncancelable operating lease agreements that expire at various dates through 2032. Total rental expense for operating leases in 2012, 2011 and 2010 was $2.9 million, $3.1 million and $3.0 million, respectively. At December 31, 2012 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2013	$2,504
2014	2,341
2015	2,262
2016	2,126
2017	1,958
Thereafter	17,000
Total minimum lease payments	$28,191

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Deposits

The composition of the Bank's deposits at December 31, 2012 and 2011 is as follows:

	December 31,
(in thousands)	2012	2011
Noninterest-bearing demand	$455,000	$397,251
Interest checking and money market	1,133,765	1,038,760
Savings	444,976	406,896
Time certificates of $100,000 or more	103,980	105,751
Other time certificates	93,570	122,916
Total	$2,231,291	$2,071,574

At December 31, 2012, the scheduled maturities of time deposits are as follows:

(in thousands)
2013	$146,014
2014	31,681
2015	12,302
2016	3,735
2017	3,818
Thereafter	—
Total	$197,550

Short-term Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Borrowings
Short-term Borrowings

Short-term borrowings consist of one borrowing facility. The Bank has a line of credit commitment from the FHLB for borrowings up to $545.8 million and certain qualifying assets of the Bank collateralize the line. There was $113.2 million outstanding at December 31, 2012 and $65.0 million outstanding at December 31, 2011 on this line of credit. At December 31, 2012, $191.0 million of loans collateralized the outstanding balance. In addition, the Bank has available a $15.0 million federal funds line of credit with one correspondent bank and a $20.0 million federal funds line of credit with another correspondent bank as of December 31, 2012 and 2011 of which $0 was outstanding on both lines.

Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt

As part of the Company's Asset/Liability management strategy, management utilized a FHLB fixed borrowing product during the second quarter of 2011 when it obtained $25.0 million in borrowings with a two year maturity due March 18, 2013 and an interest rate of 1.01%. There was $25.0 million outstanding on this borrowing at December 31, 2012 which was collateralized by $42.2 million of loans of the Bank.

On June 15, 2000, the Company issued $5.0 million of 11% fixed rate Trust Capital Securities to Commerce Bancorp LLC through Trust I, a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in the Trust, of which the Company owned 100% of the common equity. During the fourth quarter of 2011, the Company repurchased and retired the $5.0 million of Trust Capital Securities and incurred a $75,000 early repayment charge.

On September 28, 2001, the Company issued $8.0 million of 10% fixed rate Trust Capital Securities to Commerce Bancorp LLC through Trust II, a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in Trust II of which the Company owned 100% of the common equity. The proceeds from the issuance of the Trust Capital Securities were invested in substantially similar Junior Subordinated Debt of the Company. The Company unconditionally guaranteed the Trust Capital Securities. Interest on the debt was payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year. The Trust Capital Securities were scheduled to mature on September 28, 2031. The Company had the option to redeem in whole or in part beginning on or after September 28, 2011 at a premium to the principal amount plus accrued interest, with the redemption price set to decline annually until September 2021, at which time the securities could be redeemed at 100% of the principal. During the fourth quarter of 2012, the Company repurchased and retired the $8.0 million of Trust Capital Securities and incurred a $140,000 early repayment charge.

On September 29, 2006, the Company issued $15.0 million of 7.75% fixed rate Trust Capital Securities to TD Bank, N.A. through Trust III, a Delaware business trust subsidiary. The issuance of the Trust Capital Securities has similar properties as Trust II. The Trust Capital Securities evidence a preferred ownership interest in Trust III of which the Company owns 100% of the common equity. The proceeds from the issuance of the Trust Capital Securities were invested in substantially similar Junior Subordinated Debt of the Company. The Company unconditionally guarantees the Trust Capital Securities. Interest on the debt is payable quarterly with similar terms as in Trust II. The Trust Capital Securities are scheduled to mature on September 29, 2036. The Trust Capital Securities may be redeemed in whole or in part at the option of the Company on or after September 29, 2011 at 100% of the principal plus accrued interest, if any. All $15.0 million of the Trust Capital Securities qualifies as Tier 1 capital for regulatory capital purposes.

The remaining $800,000 in long-term debt represents the Company's ownership interest in the one remaining nonbank subsidiary Trust.

The scheduled maturities for long-term debt over the next five years and thereafter are as follows:

(in thousands)
2013-2017	$25,000
Thereafter	15,800
Total	$40,800

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

A reconciliation of the provision (benefit) for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Provision (benefit) at statutory rate on pretax income (loss)	$5,533	$(392)	$(3,017)
Tax-exempt income on loans and investments	(1,390)	(1,314)	(1,446)
Exercise of nonqualified stock options	—	—	(25)
Stock-based compensation	203	222	209
Merger related expenses	—	—	(358)
Civil money penalty	525	—	—
Other	43	40	101
Total	$4,914	$(1,444)	$(4,536)

The statutory tax rate used to calculate the provision in 2012 was 35%, and used to calculate the benefit in 2011 and 2010 was 34%.

The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Current expense	$4,796	$67	$236
Deferred expense (benefit)	118	(1,511)	(4,772)
Total	$4,914	$(1,444)	$(4,536)

The components of the net deferred tax asset were as follows:

	December 31,
(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,596	$7,351
Other-than-temporary losses	—	1,003
Stock-based compensation	1,094	923
Nonaccrual interest	1,605	2,002
Foreclosed real estate write-downs	—	703
Income from LLC subsidiary	—	254
Other	447	486
Total deferred tax assets	11,742	12,722
Deferred tax liabilities:
Premises and equipment	(3,762)	(4,486)
Unrealized gains on securities	(3,730)	(1,965)
Prepaid expenses	(254)	(395)
Deferred loan fees	(971)	(968)
Total deferred tax liabilities	(8,717)	(7,814)
Net deferred tax asset	$3,025	$4,908

At December 31, 2012, the Company had a net deferred tax asset of $3.0 million. An analysis was conducted to determine if a valuation allowance against its deferred tax assets was required. The Company used current forecasts of future expected income, possible tax planning strategies, current and future economic and business conditions (such as the possibility of a decrease in real estate value for properties the Bank holds as collateral on loans), the probability that taxable income will continue to be generated in future periods and the cumulative losses in previous years to make the assessment. Management concluded that a valuation allowance was not necessary at December 31, 2012.

Tax expense of $368,000, $119,000 and $952,000 was recognized on net securities gains during 2012, 2011 and 2010, respectively. For 2010, the Company received a tax benefit on its federal income tax return totaling $25,000 related to the exercise of nonqualified stock options and disqualified dispositions of employee stock from options exercised. It did not receive such a tax benefit during 2012 and 2011. The Company, or one of its subsidiaries, files income tax returns in the U.S. Federal jurisdiction and various states. The Company is no longer subject to U.S. Federal, state and local examinations by tax authorities for years before 2009.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity

At December 31, 2012 and 2011 40,000 shares of the Company's Series A $10 par value noncumulative nonvoting preferred stock was issued and outstanding. The preferred stock is redeemable at the option of the Company at the price of $25 per share plus any unpaid dividends. Dividends on the preferred stock are payable quarterly at a rate of $2 per share per annum.

The Company has a dividend reinvestment and stock purchase plan (the Plan). Holders of the Company's common stock may participate in the Plan in which reinvested dividends and voluntary cash payments of not less than $100 per month and not more than $10,000 per month may be reinvested in additional common shares. Officers are eligible to participate immediately and employees who have been continuously employed for at least one year are also eligible to participate in the Plan. The minimum investment is $25 per month for employees and $50 for officers with a maximum of $10,000 per month. Prior to January 1, 2012 the maximum monthly purchase amount was $25,000. During 2011, 500,000 additional shares were registered to the Plan. A total of 5,917, 376,962 and 288,559 common shares were issued pursuant to this Plan in 2012, 2011 and 2010, respectively. At December 31, 2012, the Company had reserved approximately 516,000 common shares to be issued in connection with the Plan.

On August 6, 2009, Metro filed a shelf registration statement on Form S-3 with the Securities and Exchange Commission (SEC) which will allow the Company, from time to time, to offer and sell up to a total aggregate of $250.0 million of common stock, preferred stock, debt securities, or warrants, either separately or together in any combination. The shelf registration statement also registered trust preferred securities. The Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) excludes from regulatory capital trust preferred securities issued after May 19, 2010. Consequently, Metro has no plans to issue additional trust preferred securities. While Metro has always been well-capitalized under federal regulatory guidelines, the shelf registration better positions the Company to take advantage of potential opportunities for growth and to address current economic conditions. See the table for risk-based and leverage capital amounts and ratios in Note 15.

Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) per Share
Earnings (Loss) per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the Years Ended December 31,
	2012			2011			2010
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Loss	Weighted-average Shares	Per Share Amount
Basic earnings (loss) per share:
Net income (loss)	$10,894			$289			$(4,337)
Preferred stock dividends	(80)			(80)			(80)
Income (loss) available to common stockholders	10,814	14,128	$0.77	209	13,919	$0.02	(4,417)	13,563	$(0.33)
Effect of dilutive securities:
Stock options		—			—			—
Diluted earnings (loss) per share:
Income (loss) available to common stockholders plus assumed conversions	$10,814	14,128	$0.77	$209	13,919	$0.02	$(4,417)	13,563	$(0.33)

There were 1,273,731 common stock options excluded from the computation of diluted earnings per share for the year ended December 31, 2012 which were exercisable between the prices of $8.46 and $33.50 per option. For the year ended December 31, 2011 there were 1,076,067 options excluded from the computation of diluted earnings per share which were exercisable between the prices of $8.46 and $33.50 per option. There were 1,069,774 options excluded from the computation of diluted loss per share for the year ended December 31, 2010 which were exercisable between the prices of $11.55 and $33.50 per option. These options were excluded because of their anti-dilutive impact.

Stock Option Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans
Stock Option Plans

In 2005, the board of directors adopted and the Company's stockholders approved the adoption of the 2006 Employee Stock Option Plan (the Plan) for the officers and employees of the Company. The Plan commenced January 1, 2006 and replaced the 1996 Employee Stock Option Plan, which expired December 31, 2005. The Plan covers 1,000,000 authorized shares of common stock reserved for issuance upon the exercise of options granted or available for grant to employees and will expire on December 31, 2015. The Plan provides that the option price of qualified incentive stock options will be fixed by the board of directors, but will not be less than 100% of the fair market value of the stock at the date of grant. In addition, the Plan provides that the option price of nonqualified stock options (NQSO's) also will be fixed by the board of directors, however for NQSO's the option price may be less than 100% of the fair market value of the stock at the date of grant. Options granted are exercisable one year after the grant date, will vest over a four-year period and expire ten years after the grant date.

In 2000, the board of directors adopted and the Company's stockholders approved the adoption of the 2001 Directors' Stock Option Plan(the Directors' Plan). The Directors' Plan commenced January 1, 2001 and replaced the 1990 Directors' Stock Option Plan, which expired December 31, 2000. The stock Plan covered 343,100 authorized shares of common stock reserved for issuance upon exercise of options granted or available for grant to nonemployee directors and expired on December 31, 2010. In 2010, the Company's stockholders approved the adoption of the 2011 Directors' Stock Option Plan (the Directors Plan). The Directors' Plan commenced January 1, 2011 and replaced the 2001 Directors' Plan which expired December 31, 2010. The Directors' Plan covers 200,000 authorized shares of common stock reserved for issuance upon exercise of options granted or available for grant to directors,  directors emeritus, advisory directors, consultants and others with outstanding abilities to help the Company and will expire on December 31, 2020. Under the Company's Directors' Plan, nonemployee directors of the Company, consultants and others who are not regularly employed on a salaried basis by the Company may be entitled to an option to acquire shares, as determined by the board of directors, of the Company's common stock during each year in which the director serves on the board. The Directors' Plan provides that the option price will be fixed by the board of directors, but will not be less than 100% of the fair market value of the stock on the date of the grant.

As of December 31, 2012, there was $2.1 million of total unrecognized compensation cost related to nonvested stock option awards. The expense will be incurred over the next four year period with a weighted-average period of 2.4 years. Cash received from the exercise of options for both 2012 and 2011 was $0 and was $78,000 for 2010.

The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the stock price volatility. Because the Company's stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of the Company's stock options. The Company used the Black-Scholes model and the following weighted-average assumptions for 2012, 2011 and 2010, respectively: risk-free interest rates of 1.7%, 3.0% and 3.3%; volatility factors of the expected market price of the Company's common stock of 48%, 46% and 45%; assumed forfeiture rates of 9.04%, 1.67% and 1.72%; weighted-average expected lives of the options of 7.5 years for the three years presented and no cash dividends. Based upon these assumptions, the weighted-average fair value of options granted was $5.99, $6.42 and $6.47 per option share for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company recorded compensation expense of approximately $1.1 million for the year ended December 31, 2012 compared to $1.2 million for both the years ended December 31, 2011 and 2010, respectively. The tax benefit associated with compensation expense was $171,000, $203,000 and $214,000 for 2012, 2011 and 2010, respectively.

Combined stock option transactions under both Plans were as follows:

	Years Ended December 31,
	2012		2011		2010
	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
Outstanding at beginning of year	1,076,067	$20.86	1,069,774	$21.74	1,030,267	$22.92
Granted	241,575	11.50	242,300	12.01	192,900	12.31
Exercised	—	—	—	—	(13,508)	7.92
Forfeited/expired	(43,911)	17.25	(236,007)	15.76	(139,885)	18.75
Outstanding at end of year	1,273,731	$19.21	1,076,067	$20.86	1,069,774	$21.74
Exercisable at December 31	789,129	$23.58	670,258	$25.08	663,259	$24.63
Options available for grant at December 31	327,184		549,003		511,525
Weighted-average fair value of options granted during the year		$5.99		$6.42		$6.47

Options exercisable and outstanding at December 31, 2012 had an intrinsic value of $125,000. There were no options exercised in 2012 and 2011. The intrinsic value of options exercised was $77,000 in 2010.

The Company allows for option exercises to be paid for in cash or in whole or in part with Metro stock owned by the optionee. The value of the stock used to exercise the options is the fair market value on the date of exercise. Stock option exercises paid for with the Company's stock was 2,130 shares for the year ended December 31, 2010.
Exercise prices for options outstanding as of December 31, 2012 are presented in the following table:

	Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Options Exercisable	Weighted Avg. Exercise Price
Options with exercise prices ranging from $8.46 to $16.41	704,241	$12.68	7.9 years	220,016	$13.99
Options with exercise prices ranging from $16.42 to $25.38	170,835	21.86	0.7 years	170,458	21.86
Options with exercise prices ranging from $25.39 to $33.50	398,655	29.61	3.8 years	398,655	29.61
Total options outstanding with exercise prices ranging from $8.46 to $33.50	1,273,731	$19.21	5.6 years	789,129	$23.58

The remaining weighted-average contractual life for options exercisable at December 31, 2012 is 4.0 years.

The following table represents nonvested options as of December 31, 2012:

		Number of Shares	Weighted Avg. Grant Date Fair Value
Nonvested options,	December 31, 2011	405,809	$6.84
Granted		241,575	5.99
Vested		(149,200)	7.49
Forfeited		(13,582)	6.10
Nonvested options,	December 31, 2012	484,602	$6.24

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Regulatory Matters

The Company is a legal entity separate and distinct from its subsidiary, the Bank. There are various legal and regulatory limitations on the extent to which the Bank can, among other things, finance, or otherwise supply funds to, the Company. Specifically, dividends from the Bank are the principal source of the Company's cash funds and there are certain legal restrictions under Pennsylvania law and Pennsylvania banking regulations on the payment of dividends by state-chartered banks. The relevant regulatory agencies also have authority to prohibit the Company and the Bank from engaging in what, in the opinion of such regulatory body, constitutes an unsafe or unsound banking practice. The payment of dividends could, depending upon the financial condition of the Company and the Bank, be deemed to constitute such an unsafe or unsound practice.

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2012, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012 the Bank was categorized as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank's category.

The following table presents the risk-based and leverage capital amounts and ratios at December 31, 2012 and 2011 for the Company and the Bank:

	Actual			For Capital Adequacy Purposes				To Be Well-Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio		Amount		Ratio		Amount		Ratio
Company as of December 31, 2012
Risk-based capital ratios:
Total capital	$264,944	15.22%	≥	$139,227	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	243,147	13.97	≥	69,614	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	243,147	9.61	≥	101,172	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2012
Risk-based capital ratios:
Total capital	$253,852	14.59%	≥	$139,160	≥	8.0%	≥	$173,950	≥	10.0%
Tier 1 capital	232,065	13.34	≥	69,580	≥	4.0	≥	104,370	≥	6.0
Leverage ratio	232,065	9.18	≥	101,167	≥	4.0	≥	126,459	≥	5.0
Company as of December 31, 2011
Risk-based capital ratios:
Total capital	$260,405	15.36%	≥	$135,637	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	239,206	14.11	≥	67,818	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	239,206	9.99	≥	95,797	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2011
Risk-based capital ratios:
Total capital	$238,919	14.12%	≥	$135,358	≥	8.0%	≥	$169,197	≥	10.0%
Tier 1 capital	217,764	12.87	≥	67,679	≥	4.0	≥	101,518	≥	6.0
Leverage ratio	217,764	9.10	≥	95,747	≥	4.0	≥	119,684	≥	5.0

On April 29, 2010, the Bank consented and agreed to the issuance of a Consent Order (Order) by the FDIC, the Bank's federal banking regulator and a substantially similar consent order by the Pennsylvania Department of Banking, which in 2012 was renamed the Pennsylvania Department of Banking and Securities (PaDOB). The Order required the Bank to take all necessary steps, consistent with the Order and sound banking practices, to correct and prevent certain unsafe or unsound banking practices and violations of law or regulation alleged by the FDIC to have been committed by the Bank. Among other things, the Order required certain analyses and assessments, including an analysis and assessment of the Bank Secrecy Act (BSA) and Office of Foreign Assets Control (OFAC) staffing needs and qualifications and an analysis and assessment of the independence and performance of the Company's directors and senior executive officers. It also required the development, adoption and implementation of a system of internal controls designed to ensure full compliance with BSA and OFAC provisions; training programs to ensure that all appropriate personnel are aware of and can comply with applicable requirements of BSA and OFAC provisions; periodic reviews by internal and external auditors of compliance with BSA and OFAC provisions; and a review by an independent third party of the Bank's compliance with the Order. The Bank paid a nonrecurring $1.5 million civil money penalty assessed by the FDIC during the third quarter of 2012 associated with alleged deficiencies as noted in the Order. The expense impact of the civil money penalty is included in the regulatory assessments line on the consolidated statement of operations for the year ended December 31, 2012. Most of the Order remediation related expenses were captured under the consulting fees line item and made up the majority of this line item on the consolidated statement of operations for the years ended December 31, 2011 and 2010. The Bank was informed on October 19, 2012 that the FDIC had terminated the Order effective October 16, 2012. Earlier in the year, the Bank was informed on May 30, 2012 that the PaDOB had terminated their substantially similar order effective April 12, 2012.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan

The Company has established a 401(k) Retirement Savings Plan for all of its employees who meet eligibility requirements. Employees may contribute up to 15% of their salary to the Plan. The Company currently provides a Safe Harbor matching contribution of 100% of the amount of the employee contribution up to 3% of the employee's salary and 50% of the amount of the employee contribution that exceeds 3% of the employee's salary for up to 5% of the employee's salary. In 2010, the Company's matching contribution was discretionary, not a Safe Harbor matching contribution and was set at 50% of the employee's salary deferral up to a maximum of 6% of the employee's salary. The amount charged to expense for employer matching contributions and administrative fees was $785,000, $703,000 and $490,000 in 2012, 2011 and 2010, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The Company uses its best judgment in estimating the fair value of its financial instruments and certain nonfinancial assets; however, there are inherent weaknesses in any estimation technique due to assumptions that are susceptible to significant change. Therefore, for substantially all financial instruments and certain nonfinancial assets, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sale transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year-ends and have not been reevaluated or updated for purposes of these financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments and certain nonfinancial assets subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following fair value hierarchy in selecting inputs with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements):

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

As required, financial and certain nonfinancial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following table sets forth the Company's financial assets that were measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011, respectively, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
U.S. Government agency securities	$33,761	$—	$33,761	$—
Residential MBSs	57,210	—	57,210	—
Agency CMOs	556,867	—	556,867	—
Municipal securities	27,271	—	27,271	—
Securities available for sale	$675,109	$—	$675,109	$—

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
U.S. Government agency securities	$22,558	$—	$22,558	$—
Residential MBSs	21,412	—	21,412	—
Agency CMOs	528,163	—	528,163	—
Private-label CMOs	23,006	—	23,006	—
Corporate debt securities	18,320	—	18,320	—
Securities available for sale	$613,459	$—	$613,459	$—

As of December 31, 2012 and December 31, 2011, the Company did not have any liabilities that were measured at fair value on a recurring basis.

Impaired Loans (Generally Carried at Fair Value)

Impaired loans are those that the Company has measured impairment of based on the fair value of the loan's collateral. Fair value is generally determined based upon independent third party appraisals or valuations of the collateral properties. The discount rates used on collateral dependent loans vary based on the type of collateral. The range of discount rates used for real estate collateral ranges from 15% to 35%; inventory and equipment is generally discounted at 50% and accounts receivable are generally discounted by 20%. These assets are included as Level 3 fair values, based upon the lowest level of unobservable input that is significant to the fair value measurements. The fair value consists of the loan balance less any valuation allowance. The valuation allowance amount is calculated as the difference between the recorded investment in a loan and the present value of expected future cash flows or it is calculated based on discounted collateral values if the loan is collateral dependent.

At December 31, 2012, the cumulative fair value of seven impaired loans with individual allowance allocations totaled $12.0 million, net of valuation allowances of $7.1 million and the fair value of impaired loans that were partially charged off during 2012 totaled $4.2 million, net of charge-offs of $2.6 million. At December 31, 2011, the cumulative fair value of four impaired loans with individual allowance allocations totaled $9.9 million, net of valuation allowances of $3.6 million and impaired loans that were partially charged off during 2011 totaled $1.2 million, net of charge-offs of $10.1 million. The Company's impaired loans are more fully discussed in Note 4.

 Foreclosed Assets (Carried at Lower of Cost or Fair Value)

The fair value of real estate acquired through foreclosure is based on independent third party appraisals of the properties, less estimated selling costs. A standard discount rate of 15%, to cover estimated costs to sell the property, is generally used on the most recent appraisal to determine the fair value of the real estate. These assets are included as Level 3 fair values, based upon the lowest level of unobservable input that is significant to the fair value measurements. There were no foreclosed assets with valuation allowances recorded subsequent to initial foreclosure at December 31, 2012. At December 31, 2011, the carrying value of foreclosed assets, with valuation allowances recorded subsequent to initial foreclosure was $3.0 million which was net of a valuation allowance of $1.8 million.

The determination of the fair value of assets measured on a nonrecurring basis is sensitive to changes in economic conditions and can fluctuate in a relatively short period of time. For assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used were as follows:

For assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used were as follows:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Impaired loans with specific allocation	$11,991	$—	$—	$11,991
Impaired loans net of partial charge-offs	4,227	—	—	4,227
Foreclosed assets	—	—	—	—
Total	$16,218	$—	$—	$16,218

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Impaired loans with specific allocation	$9,875	$—	$—	$9,875
Impaired loans net of partial charge-offs	1,151	—	—	1,151
Foreclosed assets	3,041	—	—	3,041
Total	$14,067	$—	$—	$14,067

The Company's policy is to recognize transfers between levels as of the beginning of the period. There were no transfers between levels 1 and 2 or between levels 2 and 3 for the twelve months ended December 31, 2012.

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful. The following valuation techniques were used to estimate the fair values of the Company's financial instruments at December 31, 2012 and 2011:

Cash and Cash Equivalents (Carried at Cost)

Cash and cash equivalents include cash, balances due from banks and federal funds sold, all of which have original maturities of 90 days or less. The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Securities

The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark prices. In determining fair market values for its portfolio holdings, the Company receives information from a third party provider which management evaluates and corroborates. Under the current guidance, these values are considered Level 2 inputs, based upon mathematically derived matrix pricing and observed data from similar assets. They are not Level 1 direct quotes, nor do they reflect Level 3 inputs that would be derived from internal analysis or judgment. As the Company does not manage a trading portfolio and typically only sells from its AFS portfolio in order to manage interest rate risk or credit exposure, direct quotes, or street bids, are warranted on an as-needed basis only.

Loans Held for Sale (Carried at Lower of Cost or Fair Value)

The fair value of loans held for sale is determined, when possible, using quoted secondary-market prices.  If no such quoted prices exist, the fair value of a loan is determined using quoted prices for a similar loan or loans, adjusted for the specific attributes of that loan. The Company did not write down any loans held for sale during the years ended December 31, 2012 and 2011.

Loans Receivable (Carried at Cost)

The fair value of loans receivable, excluding all nonaccrual loans and accruing loans deemed impaired with specific loan allowances, are estimated using a discounted cash flow analysis, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the respective loans. Projected future cash flows are calculated based upon contractual maturity, projected repayments and prepayments of principal. Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Restricted Investment in Bank Stock (Carried at Cost)

The carrying amount of restricted investments in bank stock approximates fair value and considers the limited marketability of such securities. The restricted investments in bank stock consisted of FHLB and ACBB stock at December 31, 2012 and 2011.

Accrued Interest Receivable and Payable (Carried at Cost)

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit Liabilities (Carried at Cost)

The fair values disclosed for demand deposits (e.g., interest and noninterest checking, savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposits (CDs) are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-Term Borrowings (Carried at Cost)

The carrying amounts of short-term borrowings approximate their fair values.

Long-Term Debt (Carried at Cost)

Long-term debt was estimated using a discounted cash flow analysis, based on quoted prices from a third party broker for new debt with similar characteristics, terms and remaining maturity. The price for the certain long-term debt was obtained in an inactive market where these types of instruments are not traded regularly.

Off-Balance Sheet Financial Instruments (Disclosed at Cost)

Fair values for the Company's off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and 2011:

Fair Value Measurements at December 31, 2012
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$56,582	$56,582	$56,582	$—	$—
Securities	944,892	948,780	—	948,780	—
Loans, held for sale	15,183	15,415	—	—	15,415
Loans receivable, net	1,503,515	1,516,839	—	—	1,516,839
Restricted investments in bank stock	15,450	15,450	—	—	15,450
Accrued interest receivable	7,206	7,206	7,206	—	—
Financial liabilities:
Deposits	$2,231,291	$2,232,789	$—	$—	$2,232,789
Short-term borrowings	113,225	113,225	113,225	—	—
Long-term debt	40,800	35,629	—	—	35,629
Accrued interest payable	308	308	308	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—

Fair Value Measurements at December 31, 2011
(in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$55,073	$55,073
Securities	810,094	813,316
Loans, held for sale	9,359	9,474
Loans receivable, net	1,415,048	1,436,328
Restricted investments in bank stock	16,802	16,802
Accrued interest receivable	7,378	7,378
Financial liabilities:
Deposits	$2,071,574	$2,074,139
Short-term borrowings	65,000	65,000
Long-term debt	49,200	39,773
Accrued interest payable	487	487
Off-balance sheet instruments:
Standby letters of credit	$—	$—
Commitments to extend credit	—	—

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

In January 2005, the Company entered into an agreement for naming rights to Metro Bank Park located on Harrisburg City Island, Harrisburg, Pennsylvania. Metro Bank Park is home of the Harrisburg Senators, an AA team affiliated with Major League Baseball. The term of the naming rights agreement is 15 years with a total obligation of $3.5 million spread over the term.

The Company has entered into a land lease for the premises located at 2121 Lincoln Highway East, East Lampeter Township, Lancaster County, Pennsylvania. The Company plans to construct a full-service store on this property to be opened in the future.

The Company has purchased land at 105 N. George Street, York City, York County, Pennsylvania. The Company plans to open a store on this property to be opened in the future.

On November 10, 2008, Metro announced it had entered into a services agreement with Fiserv Solutions, Inc. (Fiserv). The agreement, effective November 7, 2008, is for a period of seven years, following the date Fiserv Services are first used by Client in live production, subject to automatic renewal for additional terms of two years unless either party gives the other written notice of nonrenewal at least 180 days prior to the expiration date of the term. The initial investment with Fiserv was $3.4 million with a remaining expected obligation for support, license fees and processing services of $26.9 million over the next 3.5 years. The various services include: core system hosting, item processing, deposit and loan processing, electronic banking, data warehousing and other banking functions.

In addition, the Company is also subject to certain routine legal proceedings and claims arising in the ordinary course of business. It is management's opinion that the ultimate resolution of these claims will not have a material adverse effect on the Company's financial position and results of operations.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The Company has engaged in certain transactions with entities which are considered related parties. Payments for goods and services, including legal services, to these related parties totaled $907,000, $841,000 and $699,000 in 2012, 2011 and 2010, respectively. Management believes disbursements made to related parties were substantially equivalent to those that would have been paid to unaffiliated companies for similar goods and services.

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

The following represents summarized unaudited quarterly financial data of the Company which, in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation, note that certain balances may not cross foot due to rounding:

	Three Months Ended
(in thousands, except per share amounts)	December 31	September 30	June 30	March 31

2012
Interest income	$24,096	$24,255	$24,625	$24,332
Interest expense	2,262	2,477	2,655	2,716
Net interest income	21,834	21,778	21,970	21,616
Provision for loan losses	2,150	2,500	2,950	2,500
Noninterest income	7,805	7,148	7,460	7,441
Net gains (loss) on sales of securities	92	(37)	12	984
Noninterest expense	22,486	23,053	22,674	22,931
Provision for federal income taxes	1,547	1,381	1,044	942
Net income	3,456	1,992	2,762	2,684
Net income per share:
Basic	$0.24	$0.14	$0.19	$0.19
Diluted	0.24	0.14	0.19	0.19

2011
Interest income	$24,726	$24,415	$24,659	$23,895
Interest expense	3,336	3,640	3,842	3,878
Net interest income	21,390	20,775	20,817	20,017
Provision for loan losses	3,350	13,750	1,700	1,792
Noninterest income	7,062	7,278	8,156	7,956
Net gains on sales of securities	—	7	309	34
Noninterest expense	21,731	23,355	24,621	24,307
Provision (benefit) for federal income taxes	888	(3,334)	660	342
Net income (loss)	2,483	(5,718)	1,992	1,532
Net income (loss) per share:
Basic	$0.18	$(0.41)	$0.14	$0.11
Diluted	0.18	(0.41)	0.14	0.11

Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company
Condensed Financial Statements of Parent Company

Balance Sheets

	December 31,
(in thousands)	2012	2011
Assets
Cash	$11,765	$19,641
Investment in subsidiaries:
Banking subsidiary	239,305	221,578
Nonbanking subsidiaries	800	1,200
Other assets	54	2,321
Total assets	$251,924	$244,740
Liabilities
Long-term debt	$15,800	$24,200
Other liabilities	737	520
Total liabilities	16,537	24,720
Stockholders' Equity
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference;
(1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized;
(issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131	14,125
Surplus	157,305	156,184
Retained earnings	56,311	45,497
Accumulated other comprehensive income	7,240	3,814
Total stockholders' equity	235,387	220,020
Total liabilities and stockholders' equity	$251,924	$244,740

Statements of Operations

	Years Ended December 31,
(in thousands)	2012	2011	2010
Income
Dividends from bank subsidiary	$—	$—	$—
Interest income	95	122	124
Debt prepayment charge	(140)	(75)	—
	(45)	47	124
Expenses
Interest expense	1,949	2,611	2,645
Other	1,441	2,293	1,149
	3,390	4,904	3,794
Loss before income tax benefit and equity in undistributed net income of subsidiaries	(3,435)	(4,857)	(3,670)
Income tax benefit	1,168	1,651	1,248
	(2,267)	(3,206)	(2,422)
Equity in undistributed net income (loss) of bank subsidiary	13,161	3,495	(1,915)
Net income (loss)	$10,894	$289	$(4,337)

Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2012	2011	2010
Operating Activities
Net income (loss)	$10,894	$289	$(4,337)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of financing costs	29	8	8
Stock-based compensation	1,082	1,250	1,244
Debt prepayment charge	140	75	—
Increase (decrease) in other liabilities	217	(108)	(4,742)
Decrease in other assets	2,625	1,990	610
Equity in undistributed net (income) loss of bank subsidiary	(13,161)	(3,495)	1,915
Net cash provided by (used in) operating activities	1,826	9	(5,302)
Investing Activities
Investment in bank subsidiary	(1,126)	(5,052)	(4,478)
Net cash used by investing activities	(1,126)	(5,052)	(4,478)
Financing Activities
Proceeds from common stock options exercised	—	—	78
Proceeds from issuance of common stock under stock purchase plan	44	3,802	3,156
Repayment of long-term debt	(8,540)	(5,275)	—
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	(8,576)	(1,553)	3,154
Decrease in cash and cash equivalents	(7,876)	(6,596)	(6,626)
Cash and cash equivalents at beginning of the year	19,641	26,237	32,863
Cash and cash equivalents at end of year	$11,765	$19,641	$26,237

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidated Financial Statements
The consolidated financial statements presented include the accounts of Metro Bancorp, Inc. and its wholly-owned subsidiary Metro Bank. All material intercompany transactions have been eliminated. Events occurring subsequent to the date of the balance sheet have been evaluated for potential recognition or disclosure in the consolidated financial statements.

Use of Estimates
Use of Estimates

The consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP).  GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities. In the opinion of management, all adjustments considered necessary for fair presentation have been included and are of a normal, recurring nature. Actual results could differ from these estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses (allowance or ALL), impaired loans, the valuation of foreclosed assets, the valuation of securities available for sale, the valuation of deferred tax assets, the determination of other-than-temporary impairment (OTTI) on the Company's investment securities portfolio and fair value measurements.

Other Comprehensive Income
Other Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale (AFS) securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income. The only comprehensive income items that the Company presently has other than net income are net unrealized gains on securities available for sale and unrealized losses for noncredit-related losses on debt securities. These items are presented net of tax in the Statement of Comprehensive Income.

Significant Group Concentrations of Credit Risk
Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within the South Central Pennsylvania Region. Note 3 discusses the types of securities that the Company invests in. Notes 4 and 6 discuss the types of lending that the Company engages in as well as loan concentrations. The Company does not have any significant concentrations to any one customer, or group of customers with similar economic characteristics.

Securities and Other-Than-Temporary Impairment
Securities

Securities classified as held to maturity are those debt securities that the Company has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs, or general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, computed by the interest method over the estimated average life of the securities.

Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains or losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the estimated average life of the securities. Management determines the appropriate classification of debt securities at the time of purchase.

Other-Than-Temporary Impairment

The Company follows the fair value measurement guidance which clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management assesses whether we have the intent to sell the security or it is more likely than not that we will be required to sell the security prior to its anticipated recovery. The Company forecasts recovery of the value of the security through either cash flows or market price.

In instances when a determination is made that an OTTI exists but we do not intend to sell the debt security and it is not likely that we will be required to sell the debt security prior to its anticipated recovery, the OTTI is separated into (a) the amount of the total OTTI related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount related to all other factors. The amount of the OTTI related to the credit loss is recognized in earnings and the amount of the OTTI related to all other factors is recognized in other comprehensive income.

Loans Held for Sale
Loans Held for Sale

Loans held for sale are comprised of student loans and selected residential mortgage loans the Company originates with the intention of selling in the future. Prior to September 30, 2011, loans held for sale also included Small Business Administration (SBA) loans the Company originated with the intention of selling. Occasionally, loans held for sale also include selected business and industry loans that the Company decides to sell. Held for sale loans are carried at the lower of cost or estimated fair value, calculated in the aggregate. At the present time, the majority of the Company's residential loans are originated with the intent to sell to the secondary market unless a loan is nonconforming to the secondary market standards or if we agree not to sell the loan due to a customer's request. The residential mortgage loans that are designated as held for sale are sold to other financial institutions in correspondent relationships. The sale of these loans takes place typically within 30 days of funding. The Bank does not retain the servicing on its residential mortgage loans or its student loans.

The Company holds SBA loans in the Company's loan receivable portfolio unless or until the Company's management determines a sale of certain loans is appropriate. At the time such a decision would be made, the SBA loans will be moved from the loans receivable portfolio to the loans held for sale portfolio. In previous years, as well as for the first half of 2011, the Company was originating SBA loans with the intent to sell the guaranteed portion of the loans. The Company received proceeds of $12.1 million on sales of SBA loans in 2011 and recognized a gain of $1.9 million on those sales. There were no such sales in 2012.

Total loans held for sale were $15.2 million and $9.4 million at December 31, 2012 and 2011, respectively.  At December 31, 2012, loans held for sale were comprised of $3.8 million of student loans and $11.4 million of residential mortgages as compared to $5.2 million of student loans and $4.2 million of residential mortgages at December 31, 2011.

Loans Receivable
Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an ALL and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

A loan is considered past due or delinquent if payment is not received on or before the due date. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan may be currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. If a loan is substandard and accruing, interest is recognized as accrued. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses
Allowance for Loan Losses

The ALL is established through provisions for loan losses charged against income. Loans, or portions thereof, deemed to be uncollectible are charged against the ALL and subsequent recoveries, if any, are credited to the allowance. The evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are evaluated for impairment once the loan has been internally risk rated substandard or lower or has been modified as a troubled debt restructuring (TDR).

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows, net collateral value or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors. These qualitative factors represent a portion of the allowance established for losses inherent in the loan portfolio, which have not been identified by the quantitative processes. This determination inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience. These factors include:

•	Changes in lending policies and procedures, including changes in underwriting standards;

•	Changes in levels and trends of collection, charge-off and recovery practices;

•	Changes in the volume and severity of past due loans, the volume of nonaccrual loans and the volume and severity of adversely classified or graded loans;

•	Material changes in the mix, volume or duration of the portfolio;

•	Changes in the value of underlying collateral for collateral-dependent loans;

•	Changes in the quality of our loan review system;

•	Changes in the experience, ability and depth of lending management and other relevant staff;

•	The existence and effect of any concentrations of credit and changes in the level of such concentrations; and

•
Changes in international, national, regional and local economic and business conditions and developments that affect the collectibility of the portfolio, including the condition of various market segments and the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

Additionally, the general component factors in uncertainties that could affect management's estimates of probable losses.

The ALL is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. During the third quarter of 2010, as part of the quantitative analysis of the adequacy of the ALL, management adjusted its projection of probable loan losses based upon a much shorter and more recent period of actual historical losses. This was done as a result of the higher level of loan charge-offs experienced by the Company over the preceding two years as compared to the previous years. The change in this estimate resulted in an additional $3.6 million of provision for loan losses in the third quarter of 2010. The impact of this additional provision for 2010 was an additional after tax loss of $2.4 million, or $0.17 per common share.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, borrower's financial condition, market conditions for the borrowers' type of industry and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay and the borrower's prior payment record. Impairment is measured on a loan-by-loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

All nonaccrual loans are evaluated individually to determine whether a charge-off is necessary due to a collateral deficiency.

Restricted Investments in Bank Stock
Restricted Investments in Bank Stock

Restricted investments in bank stock consists of stock of the Federal Home Loan Bank (FHLB) of Pittsburgh and the Atlantic Central Bankers Bank (ACBB). Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula.  At December 31, 2012, the Company held $15.4 million of FHLB stock and $65,000 of ACBB stock. Of this amount, $4.5 million was required for membership, $6.9 million was required to cover the Company's borrowing level at the FHLB and the remaining $4.0 million was excess that the FHLB has not repurchased at this time due to a repurchase suspension the FHLB put in place in December of 2008. The suspension was partially lifted where the Company received a fraction of its excess stock three times during 2011 and during each of the four quarters of 2012. The stock is carried at cost.

Management evaluates the restricted stock for impairment in accordance with Financial Accounting Standards Board (FASB) guidance on Accounting by Certain Entities (including Entities with Trade Receivables that Lend to or Finance the Activities of Others). Management determines whether this investment is impaired based on an assessment of the ultimate recoverability of the cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to the FHLB restricted stock as of December 31, 2012.

Premises and Equipment
Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the respective assets. Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Depreciation and amortization are determined on the straight-line method for financial reporting purposes and accelerated methods for income tax purposes.

Foreclosed Assets
Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less estimated costs to sell the assets at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value, less estimated costs to sell the asset. Revenue and expenses from operations, changes in the valuation allowance and gains/losses on sales of foreclosed real estate are included in foreclosed real estate expense. Foreclosed assets are included in other assets and totaled $2.5 million as of December 31, 2012 as compared to $7.1 million as of December 31, 2011.

Income Taxes
Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment. The Company analyzes each tax position taken in its tax returns and determines the likelihood that the position will be realized. Only tax positions that are "more likely than not" to be realized can be recognized in the Company's financial statements. For tax positions that do not meet this recognition threshold, the Company will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any material unrecognized tax benefits or accrued interest or penalties at December 31, 2012 or 2011 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months. The Company's policy is to account for interest as a component of interest expense and penalties, if any, as a component of other expenses.

Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets, including sales of loans and loan participations, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Per Share Data
Per Share Data

Basic net income (loss) per common share represents income (loss) available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per common share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued as well as any adjustments to income (loss) that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding common stock options and are determined using the treasury stock method.

Off-Balance Sheet Financial Instruments
Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded on the balance sheet when they become payable by the borrower to the Company.

Cash Flow Information
Cash Flow Information

For purposes of the statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits and federal funds sold as cash and cash equivalents. Generally, federal funds, a component of cash and cash equivalents are purchased and sold for one-day periods. Cash paid during the years ended December 31, 2012, 2011 and 2010 for interest expense on deposits, borrowings and debt was $10.3 million, $14.9 million and $17.6 million, respectively. Income taxes paid totaled $3.3 million, $700,000 and $0 in 2012, 2011 and 2010, respectively.

Stock-Based Compensation
Stock-Based Compensation

The Company recognizes compensation costs related to share-based payment transactions in the income statement based on the grant-date fair value of the stock-based compensation issued. Compensation costs are recognized over the period that an employee provides service in exchange for the award.

The cash flows resulting from the tax benefits due to deductions in excess of the compensation cost recognized for options (excess tax benefits) are classified as financing cash flows.

Advertising Costs	Advertising Costs The Company follows the policy of charging the costs of advertising to expense as incurred.
Segment Reporting
Segment Reporting

The Bank acts as an independent community financial services provider and offers traditional banking and related financial services to individual consumer, business and government customers. Through its stores, the Company offers a full array of commercial and retail financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial and retail operations of the Company. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassifications
Reclassifications

Certain amounts in the 2011 and 2010 financial statements have been reclassified to conform to the 2012 presentation format. Such reclassifications had no impact on the Company's net operations and stockholders' equity.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Net Expenses Associated with Foreclosed Assets
Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Operating expenses, net of rental income	$429	$331	$571
Loss on write-down on foreclosed real estate	257	2,060	860
Net (gain) loss on sales of real estate	649	(116)	(51)
Total	$1,335	$2,275	$1,380

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of available for sale and held to maturity securities reconciliation
The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2012
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,994	$19	$(252)	$33,761
Residential mortgage-backed securities	55,614	1,596	—	57,210
Agency collateralized mortgage obligations	547,641	9,971	(745)	556,867
Municipal securities	26,890	381	—	27,271
Total	$664,139	$11,967	$(997)	$675,109
Held to Maturity:
U.S. Government agency securities	$178,926	$700	$(363)	$179,263
Residential mortgage-backed securities	23,827	1,889	—	25,716
Agency collateralized mortgage obligations	49,051	1,587	—	50,638
Corporate debt securities	15,000	13	—	15,013
Municipal securities	2,979	62	—	3,041
Total	$269,783	$4,251	$(363)	$273,671

	December 31, 2011
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$22,500	$58	$—	$22,558
Residential mortgage-backed securities	21,087	325	—	21,412
Agency collateralized mortgage obligations	519,167	9,171	(175)	528,163
Private-label collateralized mortgage obligations	24,974	—	(1,968)	23,006
Corporate debt securities	19,952	—	(1,632)	18,320
Total	$607,680	$9,554	$(3,775)	$613,459
Held to Maturity:
U.S. Government agency securities	$97,750	$88	$—	$97,838
Residential mortgage-backed securities	37,658	2,769	—	40,427
Agency collateralized mortgage obligations	45,122	840	(1)	45,961
Corporate debt securities	15,000	—	(484)	14,516
Municipal securities	1,105	10	—	1,115
Total	$196,635	$3,707	$(485)	$199,857

Amortized cost and fair value of debt securities by contractrual maturity
The amortized cost and fair value of debt securities by contractual maturity at December 31, 2012 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$10,000	$10,002
Due after one year through five years	—	—	5,000	5,011
Due after five years through ten years	19,367	19,510	60,000	60,001
Due after ten years	41,517	41,522	121,905	122,303
	60,884	61,032	196,905	197,317
Residential mortgage-backed securities	55,614	57,210	23,827	25,716
Agency collateralized mortgage obligations	547,641	556,867	49,051	50,638
Total	$664,139	$675,109	$269,783	$273,671

Gains (losses) on the sales of debt securities and credit losses for OTTI of investments
The following table summarizes the Company's gains and losses on the sales or calls of debt securities and losses recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized (Losses)	OTTI Credit Losses	Net Gains (Losses)
Years Ended:
December 31, 2012	$2,889	$(1,838)	$(649)	$402
December 31, 2011	983	(633)	(324)	26
December 31, 2010	6,690	(3,889)	(962)	1,839

Fair value and gross unrealized losses
The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$24,748	$(252)	$—	$—	$24,748	$(252)
Agency CMOs	53,274	(745)	—	—	53,274	(745)
Total	$78,022	$(997)	$—	$—	$78,022	$(997)
Held to Maturity:
U.S. Government agency securities	$57,572	$(363)	$—	$—	$57,572	$(363)
Total	$57,572	$(363)	$—	$—	$57,572	$(363)

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Agency CMOs	$49,793	$(175)	$—	$—	$49,793	$(175)
Private-label CMOs	6,017	(268)	16,989	(1,700)	23,006	(1,968)
Corporate debt securities	18,320	(1,632)	—	—	18,320	(1,632)
Total	$74,130	$(2,075)	$16,989	$(1,700)	$91,119	$(3,775)
Held to Maturity:
Agency CMOs	$1,312	$(1)	$—	$—	$1,312	$(1)
Corporate debt securities	14,516	(484)	—	—	14,516	(484)
Total	$15,828	$(485)	$—	$—	$15,828	$(485)

Cumulative life credit losses recognized in earnings
The tables below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs previously mentioned for the years ended December 31, 2012, 2011 and 2010, respectively:

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2012	$2,949	$—	$2,949
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	—	649
Reduction due to credit impaired securities sold	(3,598)	—	(3,598)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2012	$—	$—	$—

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2011	$2,625	$—	$2,625
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	324	—	324
Cumulative OTTI credit losses recognized for securities still held at December 31, 2011	$2,949	$—	$2,949

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2010	$2,338	$3	$2,341
Additions for which OTTI was not previously recognized	675	—	675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	287	—	287
Reduction due to credit impaired security sold	(675)	(3)	(678)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2010	$2,625	$—	$2,625

Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Summary of Loans Receivable
A summary of the Bank's loans receivable at December 31, 2012 and 2011 is as follows:

	December 31,
(in thousands)	2012	2011
Commercial and industrial	$376,988	$321,988
Commercial tax-exempt	92,202	81,532
Owner occupied real estate	268,372	279,372
Commercial construction and land development	100,399	103,153
Commercial real estate	394,404	364,405
Residential	83,899	83,940
Consumer	212,533	202,278
	1,528,797	1,436,668
Less: allowance for loan losses	25,282	21,620
Net loans receivable	$1,503,515	$1,415,048

Summary of Nonaccrual Loans, by Type
The following table summarizes nonaccrual loans by loan type at December 31, 2012 and 2011:

	December 31,
(in thousands)	2012	2011
Nonaccrual loans:
Commercial and industrial	$11,289	$10,162
Commercial tax-exempt	—	—
Owner occupied real estate	3,119	2,895
Commercial construction and land development	6,300	8,511
Commercial real estate	5,659	7,820
Residential	3,203	2,912
Consumer	2,846	1,829
Total nonaccrual loans	$32,416	$34,129

Age Analysis of Past Due Loan Receivables
The following table is an age analysis of past due loan receivables as of December 31, 2012 and 2011:

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2012
Commercial and industrial	$368,769	$1,096	$3,256	$3,867	$8,219	$376,988	$30
Commercial tax-exempt	92,202	—	—	—	—	92,202	—
Owner occupied real estate	265,817	610	353	1,592	2,555	268,372	—
Commercial construction and land development	89,250	4,251	4,318	2,580	11,149	100,399	188
Commercial real estate	386,821	3,846	78	3,659	7,583	394,404	—
Residential	76,587	4,303	1,252	1,757	7,312	83,899	—
Consumer	208,335	2,277	410	1,511	4,198	212,533	2
Total	$1,487,781	$16,383	$9,667	$14,966	$41,016	$1,528,797	$220

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2011
Commercial and industrial	$317,016	$696	$1,083	$3,193	$4,972	$321,988	$—
Commercial tax-exempt	81,532	—	—	—	—	81,532	—
Owner occupied real estate	274,720	2,423	328	1,901	4,652	279,372	—
Commercial construction and land development	94,160	470	219	8,304	8,993	103,153	—
Commercial real estate	354,818	2,191	1,272	6,124	9,587	364,405	—
Residential	75,841	4,587	607	2,905	8,099	83,940	621
Consumer	199,671	1,314	350	943	2,607	202,278	71
Total	$1,397,758	$11,681	$3,859	$23,370	$38,910	$1,436,668	$692

Summary of Allowances on Loan Receivables, by Class
A summary of the ALL and balance of loans receivable by loan class and by impairment method as of December 31, 2012 and 2011 is detailed in the tables that follow.

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construc-tion and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total

December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$2,399	$—	$1,451	$2,470	$800	$—	$—	$—	$7,120
Collectively evaluated for impairment	7,560	83	678	4,752	3,183	324	793	789	18,162
Total ALL	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Loans receivable:
Loans evaluated individually	$13,082	$—	$3,380	$15,549	$17,136	$4,163	$3,331	$—	$56,641
Loans evaluated collectively	363,906	92,202	264,992	84,850	377,268	79,736	209,202	—	1,472,156
Total loans receivable	$376,988	$92,202	$268,372	$100,399	$394,404	$83,899	$212,533	$—	$1,528,797

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total
December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$1,000	$—	$30	$2,600	$—	$—	$—	$—	$3,630
Collectively evaluated for impairment	7,400	79	699	5,240	3,241	435	831	65	17,990
Total ALL	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Loans receivable:
Loans evaluated individually	$15,504	$—	$7,492	$23,216	$12,117	$3,346	$1,829	$—	$63,504
Loans evaluated collectively	306,484	81,532	271,880	79,937	352,288	80,594	200,449	—	1,373,164
Total loans receivable	$321,988	$81,532	$279,372	$103,153	$364,405	$83,940	$202,278	$—	$1,436,668
The following tables summarize the transactions in the ALL for the twelve months ended December 31, 2012 and 2011:

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2012
Balance at January 1	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Provision charged to operating expenses	3,634	4	2,165	243	2,498	193	639	724	10,100
Recoveries of loans previously charged-off	227	—	7	517	97	4	67	—	919
Loans charged-off	(2,302)	—	(772)	(1,378)	(1,853)	(308)	(744)	—	(7,357)
Balance at December 31	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2011
Balance at January 1	$9,679	$86	$910	$5,420	$4,002	$442	$702	$377	$21,618
Provision charged to operating expenses	6,510	(7)	13	13,038	76	113	1,161	(312)	20,592
Recoveries of loans previously charged-off	156	—	60	11	15	68	135	—	445
Loans charged-off	(7,945)	—	(254)	(10,629)	(852)	(188)	(1,167)	—	(21,035)
Balance at December 31	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620

The following table summarizes the transactions in the ALL for the twelve months ended December 31, 2010. The table is presented in summary as the FASB guidance issued in July 2010 related to an entity's allowance for credit losses and the credit quality of its financing receivables required the activity by portfolio segment be disclosed only for periods beginning on or after December 15, 2010.

Year Ended December 31,
(in thousands)	2010
Balance at beginning of year	$14,391
Provision charged to expense	21,000
Recoveries	522
Loans charged off	(14,295)
Balance at end of year	$21,618

Schedule of Impaired Loan Receivables
The following table presents information regarding the Company's impaired loans as of December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Loans with no related allowance:
Commercial and industrial	$7,426	$11,746	$—	$14,504	$19,672	$—
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	1,929	2,301	—	7,000	8,845	—
Commercial construction and land development	7,716	8,500	—	11,203	19,756	—
Commercial real estate	12,965	14,619	—	12,117	12,390	—
Residential	4,163	4,423	—	3,346	3,729	—
Consumer	3,331	3,547	—	1,829	2,168	—
Total impaired loans with no related allowance	37,530	45,136	—	49,999	66,560	—
Loans with an allowance recorded:
Commercial and industrial	5,656	6,526	2,399	1,000	1,000	1,000
Owner occupied real estate	1,451	1,451	1,451	492	659	30
Commercial construction and land development	7,833	7,833	2,470	12,013	12,013	2,600
Commercial real estate	4,171	4,172	800	—	—	—
Total impaired loans with an allowance recorded	19,111	19,982	7,120	13,505	13,672	3,630
Total impaired loans:
Commercial and industrial	13,082	18,272	2,399	15,504	20,672	1,000
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	3,380	3,752	1,451	7,492	9,504	30
Commercial construction and land development	15,549	16,333	2,470	23,216	31,769	2,600
Commercial real estate	17,136	18,791	800	12,117	12,390	—
Residential	4,163	4,423	—	3,346	3,729	—
Consumer	3,331	3,547	—	1,829	2,168	—
Total impaired loans	$56,641	$65,118	$7,120	$63,504	$80,232	$3,630
The following table presents additional information regarding the Company's impaired loans for the twelve months ended December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance:
Commercial and industrial	$11,567	$171	$12,901	$141
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	3,846	150	5,333	191
Commercial construction and land development	10,319	510	11,803	231
Commercial real estate	12,434	319	9,500	192
Residential	3,994	43	3,557	6
Consumer	2,539	18	1,945	—
Total impaired loans with no related allowance	44,699	1,211	45,039	761
Loans with an allowance recorded:
Commercial and industrial	5,258	—	7,974	—
Owner occupied real estate	1,571	—	453	—
Commercial construction and land development	11,375	—	4,637	—
Commercial real estate	655	—	—	—
Total impaired loans with an allowance recorded	18,859	—	13,064	—
Total impaired loans:
Commercial and industrial	16,825	171	20,875	141
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	5,417	150	5,786	191
Commercial construction and land development	21,694	510	16,440	231
Commercial real estate	13,089	319	9,500	192
Residential	3,994	43	3,557	6
Consumer	2,539	18	1,945	—
Total impaired loans	$63,558	$1,211	$58,103	$761

Credit Quality Indicators for Commercial Loans, by Loan Type
Consumer credit exposures are rated as performing or nonperforming as detailed below at December 31, 2012 and 2011:

	December 31, 2012
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$80,696	$3,203	$83,899
Consumer	209,687	2,846	212,533
Total	$290,383	$6,049	$296,432

	December 31, 2011
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$81,028	$2,912	$83,940
Consumer	200,449	1,829	202,278
Total	$281,477	$4,741	$286,218
Credit quality indicators for commercial loans broken out by loan type are presented in the following tables for the years ended December 31, 2012 and 2011. There were no loans classified as doubtful for the years ended December 31, 2012 or December 31, 2011.

	December 31, 2012
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$335,463	$6,120	$24,116	$11,289	$—	$376,988
Commercial tax-exempt	92,202	—	—	—	—	92,202
Owner occupied real estate	253,338	4,160	7,755	3,119	—	268,372
Commercial construction and land development	81,219	5,046	7,834	6,300	—	100,399
Commercial real estate	379,313	574	8,858	5,659	—	394,404
Total	$1,141,535	$15,900	$48,563	$26,367	$—	$1,232,365

	December 31, 2011
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$280,884	$9,176	$21,766	$10,162	$—	$321,988
Commercial tax-exempt	77,657	3,875	—	—	—	81,532
Owner occupied real estate	263,001	2,887	10,589	2,895	—	279,372
Commercial construction and land development	76,374	3,071	15,197	8,511	—	103,153
Commercial real estate	349,786	794	6,005	7,820	—	364,405
Total	$1,047,702	$19,803	$53,557	$29,388	$—	$1,150,450

Troubled Debt Restructurings on Loan Receivables, by Concession Type
The following table presents the recorded investment at the time of restructure of new TDRs and their concession, modified during the twelve month periods ended December 31, 2012 and 2011. The recorded investment at the time of restructure was the same pre-modification and post-modification, therefore there was no financial effect of the modification on the recorded investment. The loans included are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these concessions.

New TDRs with Concession Type:	Twelve Months Ended
	December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure
Commercial and industrial:
Material extension of time	1	$1,262	2	$629
Forbearance agreement	—	—	4	12,456
Interest rate adjustment	1	3,404	—	—
Change in amortization period	—	—	4	405
Combination of concessions	2	3,231	—	—
Total commercial and industrial	4	7,897	10	13,490
Owner occupied real estate:
Forbearance agreement	—	—	1	87
Combination of concessions	1	1,451	—	—
Total owner occupied real estate	1	1,451	1	87
Commercial construction and land development:
Material extension of time	5	3,396	16	10,932
Forbearance agreement	—	—	1	231
Combination of concessions	1	3,546	—	—
Total commercial construction and land development	6	6,942	17	11,163
Commercial real estate:
Material extension of time	1	68	—	—
Forbearance agreement	—	—	1	93
Interest rate adjustment	—	—	1	1,194
Change in amortization period	—	—	3	3,081
Combination of concessions	1	3,275	—	—
Total commercial real estate	2	3,343	5	4,368
Residential:
Material extension of time	2	329	—	—
Interest rate adjustment	—	—	1	195
Change in amortization period	—	—	1	355
Combination of concessions	1	195	1	78
Total residential	3	524	3	628
Consumer:
Material extension of time	4	426	—	—
Combination of concessions	2	182	—	—
Total consumer	6	608	—	—
Total	22	$20,765	36	$29,736

Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months, Subsequently Defaulted
The following table represents loans receivable modified as TDRs within the twelve months previous to December 31, 2012 and 2011, respectively, which subsequently defaulted during the 12 month periods ended December 31, 2012 and 2011, respectively. The Bank's policy is to consider a loan past due or delinquent if payment is not received on or before the due date.

Troubled Debt Restructurings That Subsequently Payment Defaulted:	Twelve Months Ended
	December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial and industrial	3	$3,901	4	$5,531
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	—	—	—	—
Commercial construction and land development	6	6,169	11	9,162
Commercial real estate	1	66	2	747
Residential	2	258	3	617
Consumer	4	308	—	—
Total	16	$10,702	20	$16,057

Loan Commitments and Standby Letters of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Schedule of Exposure to Credit Loss for Loan Commitments and Standby Letters of Credit
The Company's maximum exposure to credit loss for loan commitments (unfunded loans and unused lines of credit, including home equity lines of credit) and standby letters of credit outstanding were as follows:

	December 31,
(in thousands)	2012	2011
Unfunded commitments of existing commercial loans	$308,721	$269,180
Unfunded commitments of existing consumer/residential loans	98,903	86,273
Standby letters of credit	34,052	36,455
Commitments to grant loans	4,862	11,658
Total	$446,538	$403,566

Premises, Equipment and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
Depreciation and amortization expense for 2012, 2011 and 2010 was $5.8 million, $6.5 million and $6.1 million, respectively, and is computed on the straight-line method over the estimated useful lives of the related assets as listed in the table below. The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	1 - 40
Furniture, fixtures and equipment	1 - 10
Computer equipment and software	3 - 8

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2012	2011
Land	$16,736	$15,386
Buildings	67,047	66,913
Construction in process	1,199	1,535
Leasehold improvements	2,677	2,583
Furniture, fixtures and equipment	32,938	32,073
	120,597	118,490
Less accumulated depreciation and amortization	41,809	36,376
Total	$78,788	$82,114

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2012 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2013	$2,504
2014	2,341
2015	2,262
2016	2,126
2017	1,958
Thereafter	17,000
Total minimum lease payments	$28,191

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposit Liabilities
The composition of the Bank's deposits at December 31, 2012 and 2011 is as follows:

	December 31,
(in thousands)	2012	2011
Noninterest-bearing demand	$455,000	$397,251
Interest checking and money market	1,133,765	1,038,760
Savings	444,976	406,896
Time certificates of $100,000 or more	103,980	105,751
Other time certificates	93,570	122,916
Total	$2,231,291	$2,071,574

Scheduled Maturities of Time Deposits	At December 31, 2012, the scheduled maturities of time deposits are as follows:

(in thousands)
2013	$146,014
2014	31,681
2015	12,302
2016	3,735
2017	3,818
Thereafter	—
Total	$197,550

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt	The scheduled maturities for long-term debt over the next five years and thereafter are as follows:

(in thousands)
2013-2017	$25,000
Thereafter	15,800
Total	$40,800

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Provision (Benefit)
A reconciliation of the provision (benefit) for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Provision (benefit) at statutory rate on pretax income (loss)	$5,533	$(392)	$(3,017)
Tax-exempt income on loans and investments	(1,390)	(1,314)	(1,446)
Exercise of nonqualified stock options	—	—	(25)
Stock-based compensation	203	222	209
Merger related expenses	—	—	(358)
Civil money penalty	525	—	—
Other	43	40	101
Total	$4,914	$(1,444)	$(4,536)

Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Current expense	$4,796	$67	$236
Deferred expense (benefit)	118	(1,511)	(4,772)
Total	$4,914	$(1,444)	$(4,536)

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset were as follows:

	December 31,
(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,596	$7,351
Other-than-temporary losses	—	1,003
Stock-based compensation	1,094	923
Nonaccrual interest	1,605	2,002
Foreclosed real estate write-downs	—	703
Income from LLC subsidiary	—	254
Other	447	486
Total deferred tax assets	11,742	12,722
Deferred tax liabilities:
Premises and equipment	(3,762)	(4,486)
Unrealized gains on securities	(3,730)	(1,965)
Prepaid expenses	(254)	(395)
Deferred loan fees	(971)	(968)
Total deferred tax liabilities	(8,717)	(7,814)
Net deferred tax asset	$3,025	$4,908

Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the Years Ended December 31,
	2012			2011			2010
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Loss	Weighted-average Shares	Per Share Amount
Basic earnings (loss) per share:
Net income (loss)	$10,894			$289			$(4,337)
Preferred stock dividends	(80)			(80)			(80)
Income (loss) available to common stockholders	10,814	14,128	$0.77	209	13,919	$0.02	(4,417)	13,563	$(0.33)
Effect of dilutive securities:
Stock options		—			—			—
Diluted earnings (loss) per share:
Income (loss) available to common stockholders plus assumed conversions	$10,814	14,128	$0.77	$209	13,919	$0.02	$(4,417)	13,563	$(0.33)

Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options, Activity
Combined stock option transactions under both Plans were as follows:

	Years Ended December 31,
	2012		2011		2010
	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
Outstanding at beginning of year	1,076,067	$20.86	1,069,774	$21.74	1,030,267	$22.92
Granted	241,575	11.50	242,300	12.01	192,900	12.31
Exercised	—	—	—	—	(13,508)	7.92
Forfeited/expired	(43,911)	17.25	(236,007)	15.76	(139,885)	18.75
Outstanding at end of year	1,273,731	$19.21	1,076,067	$20.86	1,069,774	$21.74
Exercisable at December 31	789,129	$23.58	670,258	$25.08	663,259	$24.63
Options available for grant at December 31	327,184		549,003		511,525
Weighted-average fair value of options granted during the year		$5.99		$6.42		$6.47

Shares Authorized under Stock Option Plans, by Exercise Price Range
Exercise prices for options outstanding as of December 31, 2012 are presented in the following table:

	Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Options Exercisable	Weighted Avg. Exercise Price
Options with exercise prices ranging from $8.46 to $16.41	704,241	$12.68	7.9 years	220,016	$13.99
Options with exercise prices ranging from $16.42 to $25.38	170,835	21.86	0.7 years	170,458	21.86
Options with exercise prices ranging from $25.39 to $33.50	398,655	29.61	3.8 years	398,655	29.61
Total options outstanding with exercise prices ranging from $8.46 to $33.50	1,273,731	$19.21	5.6 years	789,129	$23.58

Schedule of Nonvested Share Activity
The following table represents nonvested options as of December 31, 2012:

		Number of Shares	Weighted Avg. Grant Date Fair Value
Nonvested options,	December 31, 2011	405,809	$6.84
Granted		241,575	5.99
Vested		(149,200)	7.49
Forfeited		(13,582)	6.10
Nonvested options,	December 31, 2012	484,602	$6.24

Regulatory Matters Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements Under Banking Regulations
The following table presents the risk-based and leverage capital amounts and ratios at December 31, 2012 and 2011 for the Company and the Bank:

	Actual			For Capital Adequacy Purposes				To Be Well-Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio		Amount		Ratio		Amount		Ratio
Company as of December 31, 2012
Risk-based capital ratios:
Total capital	$264,944	15.22%	≥	$139,227	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	243,147	13.97	≥	69,614	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	243,147	9.61	≥	101,172	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2012
Risk-based capital ratios:
Total capital	$253,852	14.59%	≥	$139,160	≥	8.0%	≥	$173,950	≥	10.0%
Tier 1 capital	232,065	13.34	≥	69,580	≥	4.0	≥	104,370	≥	6.0
Leverage ratio	232,065	9.18	≥	101,167	≥	4.0	≥	126,459	≥	5.0
Company as of December 31, 2011
Risk-based capital ratios:
Total capital	$260,405	15.36%	≥	$135,637	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	239,206	14.11	≥	67,818	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	239,206	9.99	≥	95,797	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2011
Risk-based capital ratios:
Total capital	$238,919	14.12%	≥	$135,358	≥	8.0%	≥	$169,197	≥	10.0%
Tier 1 capital	217,764	12.87	≥	67,679	≥	4.0	≥	101,518	≥	6.0
Leverage ratio	217,764	9.10	≥	95,747	≥	4.0	≥	119,684	≥	5.0

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table sets forth the Company's financial assets that were measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011, respectively, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
U.S. Government agency securities	$33,761	$—	$33,761	$—
Residential MBSs	57,210	—	57,210	—
Agency CMOs	556,867	—	556,867	—
Municipal securities	27,271	—	27,271	—
Securities available for sale	$675,109	$—	$675,109	$—

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
U.S. Government agency securities	$22,558	$—	$22,558	$—
Residential MBSs	21,412	—	21,412	—
Agency CMOs	528,163	—	528,163	—
Private-label CMOs	23,006	—	23,006	—
Corporate debt securities	18,320	—	18,320	—
Securities available for sale	$613,459	$—	$613,459	$—

Financial Assets Measured at Fair Value on Nonrecurring Basis
For assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used were as follows:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Impaired loans with specific allocation	$11,991	$—	$—	$11,991
Impaired loans net of partial charge-offs	4,227	—	—	4,227
Foreclosed assets	—	—	—	—
Total	$16,218	$—	$—	$16,218

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Impaired loans with specific allocation	$9,875	$—	$—	$9,875
Impaired loans net of partial charge-offs	1,151	—	—	1,151
Foreclosed assets	3,041	—	—	3,041
Total	$14,067	$—	$—	$14,067

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and 2011:

Fair Value Measurements at December 31, 2012
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$56,582	$56,582	$56,582	$—	$—
Securities	944,892	948,780	—	948,780	—
Loans, held for sale	15,183	15,415	—	—	15,415
Loans receivable, net	1,503,515	1,516,839	—	—	1,516,839
Restricted investments in bank stock	15,450	15,450	—	—	15,450
Accrued interest receivable	7,206	7,206	7,206	—	—
Financial liabilities:
Deposits	$2,231,291	$2,232,789	$—	$—	$2,232,789
Short-term borrowings	113,225	113,225	113,225	—	—
Long-term debt	40,800	35,629	—	—	35,629
Accrued interest payable	308	308	308	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—

Fair Value Measurements at December 31, 2011
(in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$55,073	$55,073
Securities	810,094	813,316
Loans, held for sale	9,359	9,474
Loans receivable, net	1,415,048	1,436,328
Restricted investments in bank stock	16,802	16,802
Accrued interest receivable	7,378	7,378
Financial liabilities:
Deposits	$2,071,574	$2,074,139
Short-term borrowings	65,000	65,000
Long-term debt	49,200	39,773
Accrued interest payable	487	487
Off-balance sheet instruments:
Standby letters of credit	$—	$—
Commitments to extend credit	—	—

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following represents summarized unaudited quarterly financial data of the Company which, in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation, note that certain balances may not cross foot due to rounding:

	Three Months Ended
(in thousands, except per share amounts)	December 31	September 30	June 30	March 31

2012
Interest income	$24,096	$24,255	$24,625	$24,332
Interest expense	2,262	2,477	2,655	2,716
Net interest income	21,834	21,778	21,970	21,616
Provision for loan losses	2,150	2,500	2,950	2,500
Noninterest income	7,805	7,148	7,460	7,441
Net gains (loss) on sales of securities	92	(37)	12	984
Noninterest expense	22,486	23,053	22,674	22,931
Provision for federal income taxes	1,547	1,381	1,044	942
Net income	3,456	1,992	2,762	2,684
Net income per share:
Basic	$0.24	$0.14	$0.19	$0.19
Diluted	0.24	0.14	0.19	0.19

2011
Interest income	$24,726	$24,415	$24,659	$23,895
Interest expense	3,336	3,640	3,842	3,878
Net interest income	21,390	20,775	20,817	20,017
Provision for loan losses	3,350	13,750	1,700	1,792
Noninterest income	7,062	7,278	8,156	7,956
Net gains on sales of securities	—	7	309	34
Noninterest expense	21,731	23,355	24,621	24,307
Provision (benefit) for federal income taxes	888	(3,334)	660	342
Net income (loss)	2,483	(5,718)	1,992	1,532
Net income (loss) per share:
Basic	$0.18	$(0.41)	$0.14	$0.11
Diluted	0.18	(0.41)	0.14	0.11

Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company
Balance Sheets

	December 31,
(in thousands)	2012	2011
Assets
Cash	$11,765	$19,641
Investment in subsidiaries:
Banking subsidiary	239,305	221,578
Nonbanking subsidiaries	800	1,200
Other assets	54	2,321
Total assets	$251,924	$244,740
Liabilities
Long-term debt	$15,800	$24,200
Other liabilities	737	520
Total liabilities	16,537	24,720
Stockholders' Equity
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference;
(1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized;
(issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131	14,125
Surplus	157,305	156,184
Retained earnings	56,311	45,497
Accumulated other comprehensive income	7,240	3,814
Total stockholders' equity	235,387	220,020
Total liabilities and stockholders' equity	$251,924	$244,740

Statements of Operations

	Years Ended December 31,
(in thousands)	2012	2011	2010
Income
Dividends from bank subsidiary	$—	$—	$—
Interest income	95	122	124
Debt prepayment charge	(140)	(75)	—
	(45)	47	124
Expenses
Interest expense	1,949	2,611	2,645
Other	1,441	2,293	1,149
	3,390	4,904	3,794
Loss before income tax benefit and equity in undistributed net income of subsidiaries	(3,435)	(4,857)	(3,670)
Income tax benefit	1,168	1,651	1,248
	(2,267)	(3,206)	(2,422)
Equity in undistributed net income (loss) of bank subsidiary	13,161	3,495	(1,915)
Net income (loss)	$10,894	$289	$(4,337)

Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2012	2011	2010
Operating Activities
Net income (loss)	$10,894	$289	$(4,337)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of financing costs	29	8	8
Stock-based compensation	1,082	1,250	1,244
Debt prepayment charge	140	75	—
Increase (decrease) in other liabilities	217	(108)	(4,742)
Decrease in other assets	2,625	1,990	610
Equity in undistributed net (income) loss of bank subsidiary	(13,161)	(3,495)	1,915
Net cash provided by (used in) operating activities	1,826	9	(5,302)
Investing Activities
Investment in bank subsidiary	(1,126)	(5,052)	(4,478)
Net cash used by investing activities	(1,126)	(5,052)	(4,478)
Financing Activities
Proceeds from common stock options exercised	—	—	78
Proceeds from issuance of common stock under stock purchase plan	44	3,802	3,156
Repayment of long-term debt	(8,540)	(5,275)	—
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	(8,576)	(1,553)	3,154
Decrease in cash and cash equivalents	(7,876)	(6,596)	(6,626)
Cash and cash equivalents at beginning of the year	19,641	26,237	32,863
Cash and cash equivalents at end of year	$11,765	$19,641	$26,237

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012 bank store	Dec. 31, 2011 partially_lifted_suspension	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of Actual Historical Losses Used to Project Probable Loan Losses		2 years
Number of banks		1
Number of financial services retailer stores		33
Proceeds from sale of loans held for sale		$ 70,448,000	$ 52,492,000	$ 65,892,000
Gain on sales of loans		1,220,000	2,728,000	2,434,000
Loans, held for sale		15,183,000	9,359,000
Loans Held-for-sale, Consumer, Installment, Student		3,800,000	5,200,000
Loans Held-for-sale, Mortgages		11,400,000	4,200,000
Provision for loan losses expensed	3,600,000	10,100,000	20,592,000	21,000,000
Provision for loan losses expensed, net of tax	2,400,000
Provision for loan losses expensed, net of tax, in dollars per share	$ 0.17
Federal Home Loan Bank Stock, Membership Requirement		4,500,000
Federal Home Loan Bank Stock, Borrowing Requirement		6,900,000
Federal Home Loan Bank Stock, Excess Not yet Repurchased		4,000,000
Number of times FHLB repurchase suspensions are lifted during period			3
Interest paid		10,300,000	14,900,000	17,600,000
Income taxes paid		3,300,000	700,000	0
Other Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets		2,500,000	7,100,000
SBA Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held for sale		0	12,100,000
Gain on sales of loans			1,900,000
Maximum [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of loans held for sale, period from funding date to sale date		30 days
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock		15,400,000
Atlantic Central Bankers Bank (ACBB) Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock		$ 65,000

Summary of Significant Accounting Policies (Expenses Associated with Foreclosed Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Net (gain) loss on sales of real estate	$ 649	$ (116)	$ (51)
Total foreclosed real estate expense	1,335	2,275	1,380
Foreclosed [Member]
Real Estate Properties [Line Items]
Real Estate Operating Income (Expense), Net	429	331	571
Loss on write-down on foreclosed real estate	257	2,060	860
Net (gain) loss on sales of real estate	649	(116)	(51)
Total foreclosed real estate expense	$ 1,335	$ 2,275	$ 1,380

Restrictions on Cash and Due from Bank Accounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Average reserve balances with FRB	$ 3.6	$ 10.9

Securities (Amortized cost and fair value of securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	$ 664,139	$ 607,680
Securities available for sale, gross unrealized gains	11,967	9,554
Securities available for sale, gross unrealized losses	(997)	(3,775)
Securities available for sale, fair value	675,109	613,459
Held-to-maturity Securities
Securities held to maturity, amortized cost	269,783	196,635
Securities held to maturity, gross unrealized gains	4,251	3,707
Securities held to maturity, gross unrealized losses	(363)	(485)
Securities held to maturity, fair value	273,671	199,857
Debt Securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	196,905
U.S. Government agency securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	178,926	97,750
Securities held to maturity, gross unrealized gains	700	88
Securities held to maturity, gross unrealized losses	(363)	0
Securities held to maturity, fair value	179,263	97,838
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	23,827	37,658
Securities held to maturity, gross unrealized gains	1,889	2,769
Securities held to maturity, gross unrealized losses	0	0
Securities held to maturity, fair value	25,716	40,427
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	49,051	45,122
Securities held to maturity, gross unrealized gains	1,587	840
Securities held to maturity, gross unrealized losses	0	(1)
Securities held to maturity, fair value	50,638	45,961
Corporate debt securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	15,000	15,000
Securities held to maturity, gross unrealized gains	13	0
Securities held to maturity, gross unrealized losses	0	(484)
Securities held to maturity, fair value	15,013	14,516
Municipal securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	2,979	1,105
Securities held to maturity, gross unrealized gains	62	10
Securities held to maturity, gross unrealized losses	0	0
Securities held to maturity, fair value	3,041	1,115
Debt Securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	60,884
U.S. Government agency securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	33,994	22,500
Securities available for sale, gross unrealized gains	19	58
Securities available for sale, gross unrealized losses	(252)	0
Securities available for sale, fair value	33,761	22,558
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	55,614	21,087
Securities available for sale, gross unrealized gains	1,596	325
Securities available for sale, gross unrealized losses	0	0
Securities available for sale, fair value	57,210	21,412
Agency CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	547,641	519,167
Securities available for sale, gross unrealized gains	9,971	9,171
Securities available for sale, gross unrealized losses	(745)	(175)
Securities available for sale, fair value	556,867	528,163
Private-label CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis		24,974
Securities available for sale, gross unrealized gains		0
Securities available for sale, gross unrealized losses		(1,968)
Securities available for sale, fair value		23,006
Corporate debt securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis		19,952
Securities available for sale, gross unrealized gains		0
Securities available for sale, gross unrealized losses		(1,632)
Securities available for sale, fair value		18,320
Municipal securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	26,890
Securities available for sale, gross unrealized gains	381
Securities available for sale, gross unrealized losses	0
Securities available for sale, fair value	$ 27,271

Securities (Amortized cost and fair value of debt securities by contractrual maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Securities available for sale, amortized cost	$ 664,139	$ 607,680
Available-for-sale securities, fair value	675,109
Held-to-maturity Securities
Securities held to maturity, amortized cost	269,783	196,635
Securities held to maturity, fair value	273,671
Debt Securities [Member]
Held-to-maturity Securities
Due in one year or less, amortized cost	10,000
Due after one year through five years, amortized cost	5,000
Due after five years through ten years, amortized cost	60,000
Due after ten years, amortized cost	121,905
Securities held to maturity, amortized cost	196,905
Due in one year or less, fair value	10,002
Due after one year through five years, fair value	5,011
Due after five years through ten years, fair value	60,001
Due after ten years, amortized cost	122,303
Securities held to maturity, fair value	197,317
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	23,827	37,658
Securities held to maturity, fair value	25,716
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	49,051	45,122
Securities held to maturity, fair value	50,638
Debt Securities [Member]
Available-for-sale Securities
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	19,367
Due after ten years, amortized cost	41,517
Securities available for sale, amortized cost	60,884
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	19,510
Due after ten years, fair value	41,522
Available-for-sale securities, fair value	61,032
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Securities available for sale, amortized cost	55,614	21,087
Available-for-sale securities, fair value	57,210
Agency CMOs [Member]
Available-for-sale Securities
Securities available for sale, amortized cost	547,641	519,167
Available-for-sale securities, fair value	556,867
Private-label CMOs [Member]
Available-for-sale Securities
Securities available for sale, amortized cost		$ 24,974

Securities (Gains (Losses) on the sales of debt securities and credit losses for OTTI of investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Gross Realized Gains			$ 2,800
OTTI Credit Losses	(649)	(324)	(962)
Net Gains (Losses)	629	343	2,762
Debt Securities [Member]
Gain (Loss) on Investments [Line Items]
Gross Realized Gains	2,889	983	6,690
Gross Realized (Losses)	(1,838)	(633)	(3,889)
OTTI Credit Losses	(649)	(324)	(962)
Net Gains (Losses)	$ 402	$ 26	$ 1,839

Securities (Fair value and gross unrealized losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Less than 12 months, fair value	$ 78,022	$ 74,130
Less than 12 months, unrealized (losses)	(997)	(2,075)
12 months or more, fair value	0	16,989
12 months or more, unrealized (losses)	0	(1,700)
Total, fair value	78,022	91,119
Total, unrealized (losses)	(997)	(3,775)
Held-to-maturity Securities
Less than 12 months, fair value	57,572	15,828
Less than 12 months, unrealized (losses)	(363)	(485)
12 months or more, fair value	0	0
12 months or more, unrealized (losses)	0	0
Total, fair value	57,572	15,828
Total, unrealized (losses)	(363)	(485)
U.S. Government agency securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	24,748
Less than 12 months, unrealized (losses)	(252)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	24,748
Total, unrealized (losses)	(252)
Held-to-maturity Securities
Less than 12 months, fair value	57,572
Less than 12 months, unrealized (losses)	(363)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	57,572
Total, unrealized (losses)	(363)
Agency CMOs [Member]
Held-to-maturity Securities
Less than 12 months, fair value		1,312
Less than 12 months, unrealized (losses)		(1)
12 months or more, fair value		0
12 months or more, unrealized (losses)		0
Total, fair value		1,312
Total, unrealized (losses)		(1)
Corporate debt securities [Member]
Held-to-maturity Securities
Less than 12 months, fair value		14,516
Less than 12 months, unrealized (losses)		(484)
12 months or more, fair value		0
12 months or more, unrealized (losses)		0
Total, fair value		14,516
Total, unrealized (losses)		(484)
Agency CMOs [Member]
Available-for-sale Securities
Less than 12 months, fair value	53,274	49,793
Less than 12 months, unrealized (losses)	(745)	(175)
12 months or more, fair value	0	0
12 months or more, unrealized (losses)	0	0
Total, fair value	53,274	49,793
Total, unrealized (losses)	(745)	(175)
Private-label CMOs [Member]
Available-for-sale Securities
Less than 12 months, fair value		6,017
Less than 12 months, unrealized (losses)		(268)
12 months or more, fair value		16,989
12 months or more, unrealized (losses)		(1,700)
Total, fair value		23,006
Total, unrealized (losses)		(1,968)
Corporate debt securities [Member]
Available-for-sale Securities
Less than 12 months, fair value		18,320
Less than 12 months, unrealized (losses)		(1,632)
12 months or more, fair value		0
12 months or more, unrealized (losses)		0
Total, fair value		18,320
Total, unrealized (losses)		$ (1,632)

Securities (Cumulative life credit losses recognized in earnings) (Details) (Private-label CMOs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	$ 2,949	$ 2,625	$ 2,341
Additions for which OTTI was not previously recognized			675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	324	287
Reduction due to credit impaired securities sold	(3,598)		(678)
Cumulative OTTI credit losses recognized for securities still held, ending balance	0	2,949	2,625
Available-for-sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	2,949	2,625	2,338
Additions for which OTTI was not previously recognized			675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	324	287
Reduction due to credit impaired securities sold	(3,598)		(675)
Cumulative OTTI credit losses recognized for securities still held, ending balance	0	2,949	2,625
Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	0	0	3
Additions for which OTTI was not previously recognized			0
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	0	0	0
Reduction due to credit impaired securities sold	0		(3)
Cumulative OTTI credit losses recognized for securities still held, ending balance	$ 0	$ 0	$ 0

Securities (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Securities	Dec. 31, 2011	Dec. 31, 2010 Securities
Investment Securities [Line Items]
Number of securities sold									48		56
Investment securities, fair value	$ 305,400,000								$ 305,400,000		$ 296,200,000
Proceeds from sale of available-for-sale securities									299,338,000	125,299,000	292,899,000
Other than Temporary Impairment Losses, Investments									649,000	324,000	4,904,000
Net gains on sales/calls of securities	92,000	(37,000)	12,000	984,000	0	7,000	309,000	34,000	1,051,000	350,000	2,801,000
Gain (Loss) on Sale of Securities, Tax									368,000	119,000
Held to maturity securities, fair value	273,671,000								273,671,000
Gross realized gains on available-for-sale securities											2,800,000
Available-for-sale securities, amortized cost basis	664,139,000				607,680,000				664,139,000	607,680,000
Available-for-sale securities, fair value	675,109,000								675,109,000
Realized pre-tax gain on sale of available-for-sale securities									629,000	343,000	2,762,000
Agency CMOs [Member]
Investment Securities [Line Items]
Number of securities sold										13
Investment securities, fair value					126,200,000					126,200,000
Available-for-sale securities, amortized cost basis	547,641,000				519,167,000				547,641,000	519,167,000
Available-for-sale securities, fair value	556,867,000								556,867,000
Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									8
Gross realized gains on available-for-sale securities									28,000
Government Agency Debentures [Member]
Investment Securities [Line Items]
Investment securities, value called by issuing agency										60,000,000
Number of Securities Called at Par									11	3	10
Municipal Bonds [Member]
Investment Securities [Line Items]
Number of Securities Called at Par											4
Corporate debentures [Member]
Investment Securities [Line Items]
Number of Securities Called at Par									1
Available-for-sale securities, amortized cost basis					19,952,000					19,952,000
Agency and Corporate Debentures [Member]
Investment Securities [Line Items]
Investment securities, value called by issuing agency									160,300,000
Residential mortgage-backed securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, amortized cost basis	55,614,000				21,087,000				55,614,000	21,087,000
Available-for-sale securities, fair value	57,210,000								57,210,000
No Losses Attributable to Credit [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									2
Realized loss on available for sale securities									84,000
Previous Losses Due to Credit, Held to Recovery [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									3
Previous Losses Due to Credit, Not Held to Recovery [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									3
Realized loss on available for sale securities									1,200,000
Available-for-sale Securities [Member]
Investment Securities [Line Items]
Number of securities sold									41	12	53
Investment securities, fair value	299,300,000				125,300,000				299,300,000	125,300,000	292,900,000
Available-for-sale Securities [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									8
Held to maturity securities, fair value	20,100,000								20,100,000
Held-to-maturity Securities [Member] | Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities sold									7	1	2
Held to maturity securities, fair value	6,100,000				852,000				6,100,000	852,000	440,000
Held-to-maturity Securities [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold											1
Other than Temporary Impairment Losses, Investments											3,000
Held to maturity securities, fair value											2,900,000
Actual [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value										9.00%
Threshold [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value									15.00%	15.00%	15.00%
Fair Value [Member] | Government Agency Debentures [Member]
Investment Securities [Line Items]
Held to maturity securities, fair value					60,000,000					60,000,000
Fair Value [Member] | Bonds [Member]
Investment Securities [Line Items]
Investment securities, value called by issuing agency											106,600,000
Securities Pledged as Collateral [Member]
Investment Securities [Line Items]
Securities pledged to secure public deposits and other	$ 713,600,000				$ 621,600,000				$ 713,600,000	$ 621,600,000
Unrealized Loss Position [Member]
Investment Securities [Line Items]
Number of securities, type									12
Unrealized Loss Position [Member] | Agency CMOs [Member]
Investment Securities [Line Items]
Number of securities, type									7
Unrealized Loss Position [Member] | Government Agency Debentures [Member]
Investment Securities [Line Items]
Number of securities, type									5
Downgraded to Default Status [Member] | Previous Losses Due to Credit, Not Held to Recovery [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									2

Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Summary of Loans Receivable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Directors and Executive Officers [Member]	Dec. 31, 2011 Directors and Executive Officers [Member]	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2010 Commercial and industrial [Member]	Dec. 31, 2012 Commercial tax-exempt [Member]	Dec. 31, 2011 Commercial tax-exempt [Member]	Dec. 31, 2010 Commercial tax-exempt [Member]	Dec. 31, 2012 Owner occupied real estate [Member]	Dec. 31, 2011 Owner occupied real estate [Member]	Dec. 31, 2010 Owner occupied real estate [Member]	Dec. 31, 2012 Commercial construction and land development [Member]	Dec. 31, 2011 Commercial construction and land development [Member]	Dec. 31, 2010 Commercial construction and land development [Member]	Dec. 31, 2012 Commercial real estate [Member]	Dec. 31, 2011 Commercial real estate [Member]	Dec. 31, 2010 Commercial real estate [Member]	Dec. 31, 2012 Residential [Member]	Dec. 31, 2011 Residential [Member]	Dec. 31, 2010 Residential [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2011 Consumer [Member]	Dec. 31, 2010 Consumer [Member]
Bank Loans Receivable, Net:
Qualifying loans pledged as FHLB collateral	$ 319,000,000
Total loans receivable	1,528,797,000	1,436,668,000					376,988,000	321,988,000		92,202,000	81,532,000		268,372,000	279,372,000		100,399,000	103,153,000		394,404,000	364,405,000		83,899,000	83,940,000		212,533,000	202,278,000
Bank loans receivable, Allowance for loan losses	(25,282,000)	(21,620,000)	(21,618,000)	(14,391,000)			(9,959,000)	(8,400,000)	(9,679,000)	(83,000)	(79,000)	(86,000)	(2,129,000)	(729,000)	(910,000)	(7,222,000)	(7,840,000)	(5,420,000)	(3,983,000)	(3,241,000)	(4,002,000)	(324,000)	(435,000)	(442,000)	(793,000)	(831,000)	(702,000)
Loans receivable, net of allowance for loan losses (allowance 2012: $25,282; 2011: $21,620)	1,503,515,000	1,415,048,000
Loans receivable, related parties					14,200,000	11,400,000
Loans receivable, advances to related parties					6,900,000
Loans receivable, proceeds from related parties					$ 4,100,000

Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Summary of Nonaccrual Loans, by Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	$ 32,416	$ 34,129
Period used to determine when a loan receivable is moved to nonaccrual status	90 days
Loans receivable, equal to greater than 90 days past due	14,966	23,370
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	11,289	10,162
Loans receivable, equal to greater than 90 days past due	3,867	3,193
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	0	0
Loans receivable, equal to greater than 90 days past due	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	3,119	2,895
Loans receivable, equal to greater than 90 days past due	1,592	1,901
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	6,300	8,511
Loans receivable, equal to greater than 90 days past due	2,580	8,304
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	5,659	7,820
Loans receivable, equal to greater than 90 days past due	3,659	6,124
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	3,203	2,912
Loans receivable, equal to greater than 90 days past due	1,757	2,905
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	2,846	1,829
Loans receivable, equal to greater than 90 days past due	$ 1,511	$ 943

Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Age Analysis of Past Due Loan Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Impaired_Loans	Dec. 31, 2011 Impaired_Loans	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Current	$ 1,487,781,000	$ 1,397,758,000
30-59 Days Past Due	16,383,000	11,681,000
60-89 Days Past Due	9,667,000	3,859,000
90 Days Past Due and Greater	14,966,000	23,370,000
Total Past Due	41,016,000	38,910,000
Total loans receivable	1,528,797,000	1,436,668,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	220,000	692,000
Transfer of loans to foreclosed assets	2,778,000	5,336,000	3,372,000
Loan receivables, transitioned from current to past-due	19,111,000	13,505,000
Reserve for loan receivables	7,120,000	3,630,000
Number of impaired loans	7	4
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	368,769,000	317,016,000
30-59 Days Past Due	1,096,000	696,000
60-89 Days Past Due	3,256,000	1,083,000
90 Days Past Due and Greater	3,867,000	3,193,000
Total Past Due	8,219,000	4,972,000
Total loans receivable	376,988,000	321,988,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	30,000	0
Loan receivables, transitioned from current to past-due	5,656,000	1,000,000
Reserve for loan receivables	2,399,000	1,000,000
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	92,202,000	81,532,000
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Past Due and Greater	0	0
Total Past Due	0	0
Total loans receivable	92,202,000	81,532,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Reserve for loan receivables	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	265,817,000	274,720,000
30-59 Days Past Due	610,000	2,423,000
60-89 Days Past Due	353,000	328,000
90 Days Past Due and Greater	1,592,000	1,901,000
Total Past Due	2,555,000	4,652,000
Total loans receivable	268,372,000	279,372,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Loan receivables, transitioned from current to past-due	1,451,000	492,000
Reserve for loan receivables	1,451,000	30,000
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	89,250,000	94,160,000
30-59 Days Past Due	4,251,000	470,000
60-89 Days Past Due	4,318,000	219,000
90 Days Past Due and Greater	2,580,000	8,304,000
Total Past Due	11,149,000	8,993,000
Total loans receivable	100,399,000	103,153,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	188,000	0
Loan receivables, transitioned from current to past-due	7,833,000	12,013,000
Reserve for loan receivables	2,470,000	2,600,000
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	386,821,000	354,818,000
30-59 Days Past Due	3,846,000	2,191,000
60-89 Days Past Due	78,000	1,272,000
90 Days Past Due and Greater	3,659,000	6,124,000
Total Past Due	7,583,000	9,587,000
Total loans receivable	394,404,000	364,405,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Loan receivables, transitioned from current to past-due	4,171,000	0
Reserve for loan receivables	800,000	0
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	76,587,000	75,841,000
30-59 Days Past Due	4,303,000	4,587,000
60-89 Days Past Due	1,252,000	607,000
90 Days Past Due and Greater	1,757,000	2,905,000
Total Past Due	7,312,000	8,099,000
Total loans receivable	83,899,000	83,940,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	621,000
Reserve for loan receivables	0	0
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	208,335,000	199,671,000
30-59 Days Past Due	2,277,000	1,314,000
60-89 Days Past Due	410,000	350,000
90 Days Past Due and Greater	1,511,000	943,000
Total Past Due	4,198,000	2,607,000
Total loans receivable	212,533,000	202,278,000
Recorded Investment in Loans 90 Days and Greater and Still Accruing	2,000	71,000
Reserve for loan receivables	0	0
Improvement to Current Status [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	18,900,000
Current at Previous Fiscal Year End [Member]
Financing Receivable, Recorded Investment [Line Items]
30-59 Days Past Due	13,400,000
60-89 Days Past Due	9,100,000
90 Days Past Due and Greater	6,100,000
Total Past Due	28,600,000
Number of impaired loans	3
Current at Previous Fiscal Year End [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan receivables, transitioned from current to past-due	2,500,000
Reserve for loan receivables	1,000,000
Current at Previous Fiscal Year End [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Reserve for loan receivables	300,000
Charged Off [Member]
Financing Receivable, Recorded Investment [Line Items]
Write-off of financing receivable	4,400,000
Transition to Foreclosed Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Transfer of loans to foreclosed assets	2,700,000
Charged off or Transferred to Foreclosed Assets [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Write-off of financing receivable	1,300,000
Charged off or Transferred to Foreclosed Assets [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Write-off of financing receivable	$ 1,700,000

Loans Receivable and Allowance for Loan Losses (Summary of Loans, Allowances and Impairment Balances, by Class and Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$ 7,120	$ 3,630
Collectively evaluated for impairment	18,162	17,990
Total allowance for loan losses	25,282	21,620
Loans receivable:
Loans evaluated individually	56,641	63,504
Loans evaluated collectively	1,472,156	1,373,164
Total loans receivable	1,528,797	1,436,668
Period used to analyze future loan losses	2 years
Commercial and industrial [Member]
Allowance for loan losses:
Individually evaluated for impairment	2,399	1,000
Collectively evaluated for impairment	7,560	7,400
Total allowance for loan losses	9,959	8,400
Loans receivable:
Loans evaluated individually	13,082	15,504
Loans evaluated collectively	363,906	306,484
Total loans receivable	376,988	321,988
Commercial tax-exempt [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	83	79
Total allowance for loan losses	83	79
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	92,202	81,532
Total loans receivable	92,202	81,532
Owner occupied real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	1,451	30
Collectively evaluated for impairment	678	699
Total allowance for loan losses	2,129	729
Loans receivable:
Loans evaluated individually	3,380	7,492
Loans evaluated collectively	264,992	271,880
Total loans receivable	268,372	279,372
Commercial construction and land development [Member]
Allowance for loan losses:
Individually evaluated for impairment	2,470	2,600
Collectively evaluated for impairment	4,752	5,240
Total allowance for loan losses	7,222	7,840
Loans receivable:
Loans evaluated individually	15,549	23,216
Loans evaluated collectively	84,850	79,937
Total loans receivable	100,399	103,153
Commercial real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	800	0
Collectively evaluated for impairment	3,183	3,241
Total allowance for loan losses	3,983	3,241
Loans receivable:
Loans evaluated individually	17,136	12,117
Loans evaluated collectively	377,268	352,288
Total loans receivable	394,404	364,405
Residential [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	324	435
Total allowance for loan losses	324	435
Loans receivable:
Loans evaluated individually	4,163	3,346
Loans evaluated collectively	79,736	80,594
Total loans receivable	83,899	83,940
Consumer [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	793	831
Total allowance for loan losses	793	831
Loans receivable:
Loans evaluated individually	3,331	1,829
Loans evaluated collectively	209,202	200,449
Total loans receivable	212,533	202,278
Unallocated [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	789	65
Total allowance for loan losses	789	65
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	0	0
Total loans receivable	0	0
Consumer [Member]
Loans receivable:
Total loans receivable	212,533	202,278
Residential [Member]
Loans receivable:
Total loans receivable	83,899	83,940
Commercial real estate [Member]
Loans receivable:
Total loans receivable	394,404	364,405
Commercial construction and land development [Member]
Loans receivable:
Total loans receivable	100,399	103,153
Owner occupied real estate [Member]
Loans receivable:
Total loans receivable	268,372	279,372
Commercial tax-exempt [Member]
Loans receivable:
Total loans receivable	$ 92,202	$ 81,532

Loans Receivable and Allowance for Loan Losses (Summary of Allowances on Loans Receivable, by Class) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		$ 21,620	$ 21,618	$ 14,391
Provision charged to operating expenses	3,600	10,100	20,592	21,000
Recoveries of loans previously charged-off		919	445	522
Loans charged-off		(7,357)	(21,035)	(14,295)
Allowance for loan losses, ending		25,282	21,620	21,618
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		8,400	9,679
Provision charged to operating expenses		3,634	6,510
Recoveries of loans previously charged-off		227	156
Loans charged-off		(2,302)	(7,945)
Allowance for loan losses, ending		9,959	8,400
Commercial tax-exempt [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		79	86
Provision charged to operating expenses		4	(7)
Recoveries of loans previously charged-off		0	0
Loans charged-off		0	0
Allowance for loan losses, ending		83	79
Owner occupied real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		729	910
Provision charged to operating expenses		2,165	13
Recoveries of loans previously charged-off		7	60
Loans charged-off		(772)	(254)
Allowance for loan losses, ending		2,129	729
Commercial construction and land development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		7,840	5,420
Provision charged to operating expenses		243	13,038
Recoveries of loans previously charged-off		517	11
Loans charged-off		(1,378)	(10,629)
Allowance for loan losses, ending		7,222	7,840
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		3,241	4,002
Provision charged to operating expenses		2,498	76
Recoveries of loans previously charged-off		97	15
Loans charged-off		(1,853)	(852)
Allowance for loan losses, ending		3,983	3,241
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		435	442
Provision charged to operating expenses		193	113
Recoveries of loans previously charged-off		4	68
Loans charged-off		(308)	(188)
Allowance for loan losses, ending		324	435
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		831	702
Provision charged to operating expenses		639	1,161
Recoveries of loans previously charged-off		67	135
Loans charged-off		(744)	(1,167)
Allowance for loan losses, ending		793	831
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		65	377
Provision charged to operating expenses		724	(312)
Recoveries of loans previously charged-off		0	0
Loans charged-off		0	0
Allowance for loan losses, ending		$ 789	$ 65

Loans Receivable and Allowance for Loan Losses (Allowance for Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		$ 21,620	$ 21,618	$ 14,391
Provision charged to expense	3,600	10,100	20,592	21,000
Recoveries		919	445	522
Loans charged off		(7,357)	(21,035)	(14,295)
Allowance for loan losses, ending		$ 25,282	$ 21,620	$ 21,618

Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Impaired_Loans	Dec. 31, 2011 Impaired_Loans
Loans With No Related Allowance:
Recorded Investment	$ 37,530,000	$ 49,999,000
Unpaid Principal Balance	45,136,000	66,560,000
Loans With An Allowance Recorded:
Recorded Investment	19,111,000	13,505,000
Unpaid Principal Balance	19,982,000	13,672,000
Total Impaired Loans:
Recorded Investment	56,641,000	63,504,000
Unpaid Principal Balance	65,118,000	80,232,000
Related Allowance	7,120,000	3,630,000
Decrease in impaired financing receivable with related allowance recorded investment	(6,900,000)
Bank loans receivable, Gross	1,528,797,000	1,436,668,000
Number of impaired loans	7	4
Commercial and industrial [Member]
Loans With No Related Allowance:
Recorded Investment	7,426,000	14,504,000
Unpaid Principal Balance	11,746,000	19,672,000
Loans With An Allowance Recorded:
Recorded Investment	5,656,000	1,000,000
Unpaid Principal Balance	6,526,000	1,000,000
Total Impaired Loans:
Recorded Investment	13,082,000	15,504,000
Unpaid Principal Balance	18,272,000	20,672,000
Related Allowance	2,399,000	1,000,000
Bank loans receivable, Gross	376,988,000	321,988,000
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Total Impaired Loans:
Recorded Investment		0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Bank loans receivable, Gross	92,202,000	81,532,000
Owner occupied real estate [Member]
Loans With No Related Allowance:
Recorded Investment	1,929,000	7,000,000
Unpaid Principal Balance	2,301,000	8,845,000
Loans With An Allowance Recorded:
Recorded Investment	1,451,000	492,000
Unpaid Principal Balance	1,451,000	659,000
Total Impaired Loans:
Recorded Investment		7,492,000
Unpaid Principal Balance	3,752,000	9,504,000
Related Allowance	1,451,000	30,000
Bank loans receivable, Gross	268,372,000	279,372,000
Commercial construction and land development [Member]
Loans With No Related Allowance:
Recorded Investment	7,716,000	11,203,000
Unpaid Principal Balance	8,500,000	19,756,000
Loans With An Allowance Recorded:
Recorded Investment	7,833,000	12,013,000
Unpaid Principal Balance	7,833,000	12,013,000
Total Impaired Loans:
Recorded Investment		23,216,000
Unpaid Principal Balance	16,333,000	31,769,000
Related Allowance	2,470,000	2,600,000
Bank loans receivable, Gross	100,399,000	103,153,000
Commercial real estate [Member]
Loans With No Related Allowance:
Recorded Investment	12,965,000	12,117,000
Unpaid Principal Balance	14,619,000	12,390,000
Loans With An Allowance Recorded:
Recorded Investment	4,171,000	0
Unpaid Principal Balance	4,172,000	0
Total Impaired Loans:
Recorded Investment		12,117,000
Unpaid Principal Balance	18,791,000	12,390,000
Related Allowance	800,000	0
Bank loans receivable, Gross	394,404,000	364,405,000
Residential [Member]
Loans With No Related Allowance:
Recorded Investment	4,163,000	3,346,000
Unpaid Principal Balance	4,423,000	3,729,000
Total Impaired Loans:
Recorded Investment		3,346,000
Unpaid Principal Balance	4,423,000	3,729,000
Related Allowance	0	0
Bank loans receivable, Gross	83,899,000	83,940,000
Consumer [Member]
Loans With No Related Allowance:
Recorded Investment	3,331,000	1,829,000
Unpaid Principal Balance	3,547,000	2,168,000
Total Impaired Loans:
Recorded Investment		1,829,000
Unpaid Principal Balance	3,547,000	2,168,000
Related Allowance	0	0
Bank loans receivable, Gross	212,533,000	202,278,000
Consumer [Member]
Total Impaired Loans:
Recorded Investment	3,331,000
Bank loans receivable, Gross	212,533,000	202,278,000
Residential [Member]
Total Impaired Loans:
Recorded Investment	4,163,000
Bank loans receivable, Gross	83,899,000	83,940,000
Commercial real estate [Member]
Total Impaired Loans:
Recorded Investment	17,136,000
Bank loans receivable, Gross	394,404,000	364,405,000
Commercial construction and land development [Member]
Total Impaired Loans:
Recorded Investment	15,549,000
Bank loans receivable, Gross	100,399,000	103,153,000
Owner occupied real estate [Member]
Total Impaired Loans:
Recorded Investment	3,380,000
Bank loans receivable, Gross	268,372,000	279,372,000
Commercial tax-exempt [Member]
Total Impaired Loans:
Recorded Investment	0
Bank loans receivable, Gross	92,202,000	81,532,000
Charged off or Transferred to Foreclosed Assets [Member]
Total Impaired Loans:
Decrease in impaired financing receivable with related allowance recorded investment	(7,500,000)
No Transition From Prior Year [Member]
Loans With An Allowance Recorded:
Recorded Investment	22,800,000
Remained Impaired and Incurred a Specific Reserve During the Period [Member]
Loans With An Allowance Recorded:
Recorded Investment	4,300,000
Downgraded as Impaired During the Period [Member]
Total Impaired Loans:
Recorded Investment	18,800,000
Related Allowance	6,700,000
Subsequently Collected [Member]
Total Impaired Loans:
Recorded Investment		9,200,000
Upgraded as No Longer Impaired During the Period [Member]
Total Impaired Loans:
Bank loans receivable, Gross	7,300,000
Recategorized From Commercial Construction and Land Development to Commercial Real Estate [Member]
Total Impaired Loans:
Recorded Investment	$ 7,700,000
Number of impaired loans	1

Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables, Average) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans With No Related Allowance:
Average Recorded Investment	$ 44,699	$ 45,039
Interest Income Recognized	1,211	761
Loans With An Allowance Recorded:
Average Recorded Investment	18,859	13,064
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	63,558	58,103	74,600
Interest Income Recognized	1,211	761	1,300
Commercial and industrial [Member]
Loans With No Related Allowance:
Average Recorded Investment	11,567	12,901
Interest Income Recognized	171	141
Loans With An Allowance Recorded:
Average Recorded Investment	5,258	7,974
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	16,825	20,875
Interest Income Recognized	171	141
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Owner occupied real estate [Member]
Loans With No Related Allowance:
Average Recorded Investment	3,846	5,333
Interest Income Recognized	150	191
Loans With An Allowance Recorded:
Average Recorded Investment	1,571	453
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	5,417	5,786
Interest Income Recognized	150	191
Commercial construction and land development [Member]
Loans With No Related Allowance:
Average Recorded Investment	10,319	11,803
Interest Income Recognized	510	231
Loans With An Allowance Recorded:
Average Recorded Investment	11,375	4,637
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	21,694	16,440
Interest Income Recognized	510	231
Commercial real estate [Member]
Loans With No Related Allowance:
Average Recorded Investment	12,434	9,500
Interest Income Recognized	319	192
Loans With An Allowance Recorded:
Average Recorded Investment	655	0
Interest Income Recognized	0	0
Total Impaired Loans:
Average Recorded Investment	13,089	9,500
Interest Income Recognized	319	192
Residential [Member]
Loans With No Related Allowance:
Average Recorded Investment	3,994	3,557
Interest Income Recognized	43	6
Total Impaired Loans:
Average Recorded Investment	3,994	3,557
Interest Income Recognized	43	6
Consumer [Member]
Loans With No Related Allowance:
Average Recorded Investment	2,539	1,945
Interest Income Recognized	18	0
Total Impaired Loans:
Average Recorded Investment	2,539	1,945
Interest Income Recognized	$ 18	$ 0

Loans Receivable and Allowance for Loan Losses (Credit Quality Indicators for Commercial Loans, by Loan Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2012 Commercial tax-exempt [Member]	Dec. 31, 2011 Commercial tax-exempt [Member]	Dec. 31, 2012 Owner occupied real estate [Member]	Dec. 31, 2011 Owner occupied real estate [Member]	Dec. 31, 2012 Commercial construction and land development [Member]	Dec. 31, 2011 Commercial construction and land development [Member]	Dec. 31, 2012 Commercial real estate [Member]	Dec. 31, 2011 Commercial real estate [Member]	Dec. 31, 2012 Pass [Member]	Dec. 31, 2011 Pass [Member]	Dec. 31, 2012 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2011 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2012 Pass [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Pass [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Pass [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Pass [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Pass [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Pass [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Pass [Member] Commercial real estate [Member]	Dec. 31, 2011 Pass [Member] Commercial real estate [Member]	Dec. 31, 2012 Special Mention [Member]	Dec. 31, 2011 Special Mention [Member]	Dec. 31, 2012 Special Mention [Member] Commercial and industrial [Member]	Dec. 31, 2011 Special Mention [Member] Commercial and industrial [Member]	Dec. 31, 2012 Special Mention [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Special Mention [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Special Mention [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Special Mention [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Special Mention [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Special Mention [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Special Mention [Member] Commercial real estate [Member]	Dec. 31, 2011 Special Mention [Member] Commercial real estate [Member]	Dec. 31, 2012 Substandard Accrual [Member]	Dec. 31, 2011 Substandard Accrual [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial and industrial [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial and industrial [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Substandard Accrual [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Substandard Accrual [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial real estate [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial real estate [Member]	Dec. 31, 2012 Substandard Nonaccrual [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial and industrial [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial and industrial [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial tax-exempt [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Owner occupied real estate [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial construction and land development [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial real estate [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial real estate [Member]	Dec. 31, 2012 Doubtful [Member]	Dec. 31, 2011 Doubtful [Member]	Dec. 31, 2012 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2011 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2012 Doubtful [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Doubtful [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Doubtful [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Doubtful [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Doubtful [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Doubtful [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Doubtful [Member] Commercial real estate [Member]	Dec. 31, 2011 Doubtful [Member] Commercial real estate [Member]	Dec. 31, 2011 Improved Credit Quality During the Period [Member] Other Than Pass Rated Loans [Member]	Dec. 31, 2011 Charged off or Transferred to Foreclosed Assets [Member] Other Than Pass Rated Loans [Member]	Dec. 31, 2011 Downgraded Credit Quality During the Period [Member] Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	$ 1,232,365	$ 1,150,450	$ 376,988	$ 321,988	$ 92,202	$ 81,532	$ 268,372	$ 279,372	$ 100,399	$ 103,153	$ 394,404	$ 364,405	$ 1,141,535	$ 1,047,702	$ 335,463	$ 280,884	$ 92,202	$ 77,657	$ 253,338	$ 263,001	$ 81,219	$ 76,374	$ 379,313	$ 349,786	$ 15,900	$ 19,803	$ 6,120	$ 9,176	$ 0	$ 3,875	$ 4,160	$ 2,887	$ 5,046	$ 3,071	$ 574	$ 794	$ 48,563	$ 53,557	$ 24,116	$ 21,766	$ 0	$ 0	$ 7,755	$ 10,589	$ 7,834	$ 15,197	$ 8,858	$ 6,005	$ 26,367	$ 29,388	$ 11,289	$ 10,162	$ 0	$ 0	$ 3,119	$ 2,895	$ 6,300	$ 8,511	$ 5,659	$ 7,820	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 28,400	$ 4,600	$ 34,400

Loans Receivable and Allowance for Loan Losses (Consumer Loan Credit Exposures, Performing or Nonperforming) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 296,432	$ 286,218
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	83,899	83,940
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	212,533	202,278
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	290,383	281,477
Performing [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	80,696	81,028
Performing [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	209,687	200,449
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	6,049	4,741
Nonperforming [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	3,203	2,912
Nonperforming [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 2,846	$ 1,829

Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings on Loan Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 concession	Dec. 31, 2012 TDR by Concession Type [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Change in Amortization Period [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Change in Amortization Period [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Owner occupied real estate [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Owner occupied real estate [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Owner occupied real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Owner occupied real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Owner occupied real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Owner occupied real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Change in Amortization Period [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Change in Amortization Period [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Change in Amortization Period [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Change in Amortization Period [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Consumer [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Consumer [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Consumer [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Consumer [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Consumer [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Consumer [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR with Additional Unused Commitments [Member] Commercial construction and land development [Member] contract	Dec. 31, 2011 TDR with Additional Unused Commitments [Member] Commercial construction and land development [Member] contract	Dec. 31, 2011 TDR with Additional Unused Commitments [Member] Commercial real estate [Member] contract
Financing Receivable, Modifications [Line Items]
Number of concessions for classifying loans receivable as TDR	1
Number of Contracts		22	36	4	10	1	2	0	4	2	0	1	0	0	4	1	1	0	1	1	0	6	17	5	16	0	1	1	0	2	5	1	0	0	1	1	0	0	1	0	3	3	3	2	0	1	1	0	1	0	1	6	0	4	0	2	0	2	6	1
Recorded Investment at Time of Restructure		$ 20,765,000	$ 29,736,000	$ 7,897,000	$ 13,490,000	$ 1,262,000	$ 629,000	$ 0	$ 12,456,000	$ 3,231,000	$ 0	$ 3,404,000	$ 0	$ 0	$ 405,000	$ 1,451,000	$ 87,000	$ 0	$ 87,000	$ 1,451,000	$ 0	$ 6,942,000	$ 11,163,000	$ 3,396,000	$ 10,932,000	$ 0	$ 231,000	$ 3,546,000	$ 0	$ 3,343,000	$ 4,368,000	$ 68,000	$ 0	$ 0	$ 93,000	$ 3,275,000	$ 0	$ 0	$ 1,194,000	$ 0	$ 3,081,000	$ 524,000	$ 628,000	$ 329,000	$ 0	$ 195,000	$ 78,000	$ 0	$ 195,000	$ 0	$ 355,000	$ 608,000	$ 0	$ 426,000	$ 0	$ 182,000	$ 0
Unused commitments																																																										$ 14,000	$ 778,000	$ 329,000

Loans Receivable and Allowance for Loan Losses (Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months) (Details) (TDR's, Subsequently Defaulted [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts	Dec. 31, 2012 Still in Payment Default at Year End [Member] Contracts	Dec. 31, 2012 Commercial and industrial [Member] Contracts	Dec. 31, 2011 Commercial and industrial [Member] Contracts	Dec. 31, 2012 Commercial tax-exempt [Member] Contracts	Dec. 31, 2011 Commercial tax-exempt [Member] Contracts	Dec. 31, 2012 Owner occupied real estate [Member] Contracts	Dec. 31, 2011 Owner occupied real estate [Member] Contracts	Dec. 31, 2012 Commercial construction and land development [Member] Contracts	Dec. 31, 2011 Commercial construction and land development [Member] Contracts	Dec. 31, 2012 Commercial real estate [Member] Contracts	Dec. 31, 2011 Commercial real estate [Member] Contracts	Dec. 31, 2012 Residential [Member] Contracts	Dec. 31, 2011 Residential [Member] Contracts	Dec. 31, 2012 Consumer [Member] Contracts	Dec. 31, 2011 Consumer [Member] Contracts	Dec. 31, 2012 Less Than 30 Days Past Due [Member] Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	16	20	13	3	4	0	0	0	0	6	11	1	2	2	3	4	0	7
Recorded Investment	$ 10,702	$ 16,057	$ 6,100	$ 3,901	$ 5,531	$ 0	$ 0	$ 0	$ 0	$ 6,169	$ 9,162	$ 66	$ 747	$ 258	$ 617	$ 308	$ 0	$ 1,300
TDR contracts in payment default, period																		30 days

Loan Commitments and Standby Letters of Credit (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 446,538,000	$ 403,566,000
Commercial Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	308,721,000	269,180,000
Consumer and Residential Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	98,903,000	86,273,000
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Liability related to guarantees under standby letters of credit	48,000	0
Maximum exposure to credit loss for loan commitments	34,052,000	36,455,000
Commitments to Grant Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 4,862,000	$ 11,658,000

Concentrations of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commercial real estate [Member]
Concentration Risk [Line Items]
Commercial real estate loans and loan commitments	$ 548.2
Owner occupied real estate [Member]
Concentration Risk [Line Items]
Commercial real estate loans and loan commitments	$ 274

Premises, Equipment and Leases (Depreciation and Useful Lives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5,824	$ 6,476	$ 6,142
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	1 year
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	40 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	1 year
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	10 years
Computer Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	8 years

Premises, Equipment and Leases (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 120,597	$ 118,490
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	41,809	36,376
Property, Plant and Equipment, Net	78,788	82,114
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,736	15,386
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	67,047	66,913
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,199	1,535
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,677	2,583
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 32,938	$ 32,073

Premises, Equipment and Leases (Future Minimum Lease Payments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rent expense, operating leases	$ 2,900,000	$ 3,100,000	$ 3,000,000
2013	2,504,000
2014	2,341,000
2015	2,262,000
2016	2,126,000
2017	1,958,000
Thereafter	17,000,000
Total minimum lease payments	$ 28,191,000

Deposits (Deposit Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Noninterest-bearing demand	$ 455,000	$ 397,251
Interest checking and money market	1,133,765	1,038,760
Savings	444,976	406,896
Time certificates of $100,000 or more	103,980	105,751
Other time certificates	93,570	122,916
Total	$ 2,231,291	$ 2,071,574

Deposits (Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Abstract]
2013	$ 146,014
2014	31,681
2015	12,302
2016	3,735
2017	3,818
Thereafter	0
Total	$ 197,550

Short-term Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 bank	Dec. 31, 2011
Short-term Debt [Line Items]
Number of banks	1
FHLB [Member]
Short-term Debt [Line Items]
Number of borrowing facilities	1
Line of credit facility, maximum borrowing capacity	$ 545,800,000
Line of credit facility, amount outstanding	113,200,000	65,000,000
Loans pledged as collateral on line of credit facility	191,000,000
Correspondent Bank 1, Federal Funds [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	15,000,000
Line of credit facility, amount outstanding	0	0
Number of banks	1
Correspondent Bank 2, Federal Funds [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	20,000,000
Line of credit facility, amount outstanding	$ 0	$ 0

Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Home Loan Bank Advances [Member]	Mar. 18, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2012 Ownership Interest in Nonbank Subsidiary Trusts [Member]	Dec. 31, 2011 Wholly-owned subsidiary, Trust I [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Jun. 15, 2000 Wholly-owned subsidiary, Trust I [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Dec. 31, 2012 Wholly-owned subsidiary, Trust II [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Sep. 28, 2001 Wholly-owned subsidiary, Trust II [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Dec. 31, 2012 Wholly-owned subsidiary, Trust III [Member] TD Bank [Member] Trust Capital Securities [Member]	Sep. 29, 2006 Wholly-owned subsidiary, Trust III [Member] TD Bank [Member] Trust Capital Securities [Member]
Debt Instrument [Line Items]
Face amount of long-term debt					$ 25,000,000			$ 5,000,000		$ 8,000,000		$ 15,000,000
Debt instrument, term to maturity				2 years
Fixed percentage rate					1.01%			11.00%		10.00%		7.75%
Long-term debt	40,800,000	49,200,000		25,000,000
Loans pledged as collateral on long-term debt				42,200,000
Debt repurchased and retired							5,000,000		8,000,000
Debt prepayment charge	140,000	75,000	1,574,000				75,000		140,000
Debt redemption price (percent)									100.00%		100.00%
Debt qualified as Tier 1 capital											15,000,000
Other Long-term Debt						$ 800,000

Long-term Debt (Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013-2017	$ 25,000
Thereafter	15,800
Total	$ 40,800	$ 49,200

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	35.00%	34.00%	34.00%
Net deferred tax asset	$ 3,025,000	$ 4,908,000
Tax expense recognized on net securities gains	368,000	119,000
Recognized on Net Securities Gains [Member]
Operating Loss Carryforwards [Line Items]
Tax expense recognized on net securities gains	368,000	119,000	952,000
Exercise of Non-qualified Stock Options and Disqualified Dispositions of Employee Stock from Options Exercised [Member]
Operating Loss Carryforwards [Line Items]
Tax benefit related to exercise of stock options	$ 0	$ 0	25,000

Income Taxes Income Taxes (Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate on pretax income (loss)									$ 5,533	$ (392)	$ (3,017)
Tax-exempt income on loans and investments									(1,390)	(1,314)	(1,446)
Exercise of nonqualified stock options									0	0	(25)
Stock-based compensation									203	222	209
Merger related expenses									0	0	(358)
Civil money penalty									525	0	0
Other									43	40	101
Total	$ 1,547	$ 1,381	$ 1,044	$ 942	$ 888	$ (3,334)	$ 660	$ 342	$ 4,914	$ (1,444)	$ (4,536)

Income Taxes Income Taxes (Components) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current expense									$ 4,796	$ 67	$ 236
Deferred expense (benefit)									118	(1,511)	(4,772)
Total	$ 1,547	$ 1,381	$ 1,044	$ 942	$ 888	$ (3,334)	$ 660	$ 342	$ 4,914	$ (1,444)	$ (4,536)

Income Taxes Income Taxes (Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 8,596	$ 7,351
Other-than-temporary losses	0	1,003
Stock-based compensation	1,094	923
Nonaccrual interest	1,605	2,002
Foreclosed real estate write-downs	0	703
Income from LLC subsidiary	0	254
Other	447	486
Total deferred tax assets	11,742	12,722
Premises and equipment	(3,762)	(4,486)
Unrealized gains on securities	(3,730)	(1,965)
Prepaid expenses	(254)	(395)
Deferred loan fees	(971)	(968)
Total deferred tax liabilities	(8,717)	(7,814)
Net deferred tax asset	$ 3,025	$ 4,908

Stockholders' Equity Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 06, 2009
Class of Stock [Line Items]
Preferred stock, shares outstanding	40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	5,877	376,862	288,349
Public Offering, Maximum Amount Authorized				$ 250,000,000
Preferred stock, shares issued	40,000	40,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Preferred Stock, Redemption Price Per Share	$ 25
Dividends Payable, Amount Per Share	$ 2
Preferred stock, shares issued	40,000	40,000
Dividend Reinvestment and Stock Purchase Plan [Member]
Class of Stock [Line Items]
Increase (Decrease) in Shares Authorized for Dividend Reinvestment Plan		500,000
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	5,917	376,962	288,559
Dividend Reinvestment Plan, Shares Authorized	516,000
Dividend Reinvestment and Stock Purchase Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations	100
Dividend Reinvestment and Stock Purchase Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations	10,000	25,000
Dividend Reinvestment and Stock Purchase Plan [Member] | Employees [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations		25
Dividend Reinvestment and Stock Purchase Plan [Member] | Officers [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations		$ 50

Earnings (Loss) per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income (loss)	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 2,483	$ (5,718)	$ 1,992	$ 1,532	$ 10,894	$ 289	$ (4,337)
Preferred stock dividends									(80)	(80)	(80)
Net income (loss) available to common stockholders, basic									10,814	209	(4,417)
Weighted average number of shares outstanding, basic									14,128,000	13,919,000	13,563,000
Earnings per share, basic (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)
Effect of dilutive securities, stock options									0	0	0
Net income (loss) available to common stockholders, diluted									$ 10,814	$ 209	$ (4,417)
Weighted average number of shares outstanding, diluted									14,128,000	13,919,000	13,563,000
Earnings per share, diluted (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)

Earnings (Loss) per Share (Anti-dilutive Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Shares authorized under stock option plans, exercise price range, lower range limit	$ 8.46	$ 8.46	$ 11.55
Shares authorized under stock option plans, exercise price range, upper range limit	$ 33.5	$ 33.5	$ 33.5
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Antidilutive securities excluded from computation of earnings (loss) per share	1,273,731	1,076,067	1,069,774

Stock Option Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	$ 0	$ 0	$ 78,000
Share-based compensation expense	1,082,000	1,200,000	1,244,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	2,100,000
Total compensation cost not yet recognized, period for recognition, upper limit	4 years
Total compensation cost not yet recognized, period for recognition, weighted average	2 years 4 months 24 days
Proceeds from stock options exercised	0	0	78,000
Fair value assumptions, risk-free interest rate	1.70%	3.00%	3.30%
Fair value assumptions, expected volatility rate	48.00%	46.00%	45.00%
Fair value assumptions, expected forfeiture rate	9.04%	1.67%	1.72%
Fair value assumptions, weighted average expected term	7 years 6 months
Weighted average grant date fair value	$ 5.99	$ 6.42	$ 6.47
Tax benefit from share-based compensation expense	171,000	203,000	214,000
Stock options exercisable, intrinsic value	125,000	0	77,000
Stock options outstanding, intrinsic value	$ 0	$ 0
Stock options exercised, paid with stock			2,130
Stock options exercisable, weighted average remaining contractual life	4 years
2006 Employee Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	1,000,000
Requisite service period under stock option plan	1 year
Award vesting period under stock option plan	4 years
Period from grant date to expiration under stock option plan	10 years
2006 Employee Stock Option Plan [Member] | Qualified Incentive Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%
2006 Employee Stock Option Plan [Member] | Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%
2001 Directors' Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	343,100
2011 Directors' Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	200,000
2011 Directors' Stock Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%

Stock Option Plans (Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding [Roll Forward]
Outstanding at beginning of year	1,076,067	1,069,774	1,030,267
Granted	241,575	242,300	192,900
Exercised	0	0	(13,508)
Forfeited/expired	(43,911)	(236,007)	(139,885)
Outstanding at end of year	1,273,731	1,076,067	1,069,774
Options exercisable	789,129	670,258	663,259
Options available for grant	327,184	549,003	511,525
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 20.86	$ 21.74	$ 22.92
Granted	$ 11.5	$ 12.01	$ 12.31
Exercised	$ 0	$ 0	$ 7.92
Forfeited/expired	$ 17.25	$ 15.76	$ 18.75
Outstanding at end of year	$ 19.21	$ 20.86	$ 21.74
Options exercisable, Weighted Average Exercise Price	$ 23.58	$ 25.08	$ 24.63
Stock Options [Member]
Options Outstanding [Roll Forward]
Granted	241,575
Options, Weighted Average Exercise Price [Roll Forward]
Weighted-average fair value of options granted during the year	$ 5.99	$ 6.42	$ 6.47

Stock Option Plans (Exercise Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 8.46	$ 8.46	$ 11.55
Stock options outstanding, exercise price range, upper range limit	$ 33.5	$ 33.5	$ 33.5
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,273,731
Options Outstanding, Weighted Average Exercise Price	$ 19.21
Weighted Avg. Remaining Contractual Life	5 years 7 months 6 days
Options Exercisable	789,129
Options Exercisable, Weighted Average Exercise Price	$ 23.58
Stock Options [Member] | Exercise Price Range $8.46 to $16.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 8.46
Stock options outstanding, exercise price range, upper range limit	$ 16.41
Options Outstanding	704,241
Options Outstanding, Weighted Average Exercise Price	$ 12.68
Weighted Avg. Remaining Contractual Life	7 years 10 months 24 days
Options Exercisable	220,016
Options Exercisable, Weighted Average Exercise Price	$ 13.99
Stock Options [Member] | Exercise Price Range $16.42 to $25.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 16.42
Stock options outstanding, exercise price range, upper range limit	$ 25.38
Options Outstanding	170,835
Options Outstanding, Weighted Average Exercise Price	$ 21.86
Weighted Avg. Remaining Contractual Life	8 months 12 days
Options Exercisable	170,458
Options Exercisable, Weighted Average Exercise Price	$ 21.86
Stock Options [Member] | Exercise Price Range $25.39 to $33.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 25.39
Stock options outstanding, exercise price range, upper range limit	$ 33.5
Options Outstanding	398,655
Options Outstanding, Weighted Average Exercise Price	$ 29.61
Weighted Avg. Remaining Contractual Life	3 years 9 months 18 days
Options Exercisable	398,655
Options Exercisable, Weighted Average Exercise Price	$ 29.61

Stock Option Plans (Nonvested Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, Granted	241,575	242,300	192,900
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, Number of Shares, beginning balance	405,809
Nonvested options, Granted	241,575
Nonvested options, Vested	(149,200)
Nonvested options, Forfeited	(13,582)
Nonvested options, Number of Shares, ending balance	484,602
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested options, Weighted Average Grant Date Fair Value, beginning balance		6.84
Nonvested options, Granted, Weighted Average Grant Date Fair Value	5.99	6.42	6.47
Nonvested options, Vested, Weighted Average Grant Date Fair Value	7.49
Nonvested options, Forfeited, Weighted Average Grant Date Fair Value	6.1
Nonvested options, Weighted Average Grant Date Fair Value, ending balance	6.24

Regulatory Matters Regulatory Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Metro Bancorp, Inc. [Member]	Dec. 31, 2011 Metro Bancorp, Inc. [Member]	Dec. 31, 2012 Metro Bank [Member]	Dec. 31, 2011 Metro Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual Amount		$ 264,944,000	$ 260,405,000	$ 253,852,000	$ 238,919,000
Total capital, Actual Ratio		15.22%	15.36%	14.59%	14.12%
Total capital, For Capital Adequacy Purposes, Amount		139,227,000	135,637,000	139,160,000	135,358,000
Total capital, For Capital Adequacy Purposes, Ratio		8.00%	8.00%	8.00%	8.00%
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				173,950,000	169,197,000
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				10.00%	10.00%
Tier 1 capital, Actual Amount		243,147,000	239,206,000	232,065,000	217,764,000
Tier 1 capital, Actual Ratio		13.97%	14.11%	13.34%	12.87%
Tier 1 capital, For Capital Adequacy Purposes, Amount		69,614,000	67,818,000	69,580,000	67,679,000
Tier 1 capital, For Capital Adequacy Purposes, Ratio		4.00%	4.00%	4.00%	4.00%
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				104,370,000	101,518,000
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				6.00%	6.00%
Leverage ratio, Actual Amount		243,147,000	239,206,000	232,065,000	217,764,000
Leverage ratio, Actual Ratio		9.61%	9.99%	9.18%	9.10%
Leverage ratio, For Capital Adequacy Purposes, Amount		101,172,000	95,797,000	101,167,000	95,747,000
Leverage ratio, For Capital Adequacy Purposes, Ratio		4.00%	4.00%	4.00%	4.00%
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				126,459,000	119,684,000
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				5.00%	5.00%
Civil money penalty, nonrecurring	$ 1,500,000

Employee Benefit Plan Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Maximum annual contribution per employee	15.00%
Annual contributions by employer	$ 785,000	$ 703,000	$ 490,000
Up to 3% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	100.00%
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	50.00%
From 3% to 5% of Employee Salary [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	5.00%
Up to 6% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution			50.00%
Contribution per employee			6.00%

Fair Value Measurements (Financial Assets Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	$ 675,109
Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	57,210
Fair value measurements, recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	675,109	613,459
Fair value measurements, recurring [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	33,761	22,558
Fair value measurements, recurring [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	57,210	21,412
Fair value measurements, recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		18,320
Fair value measurements, recurring [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	27,271
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	675,109	613,459
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	33,761	22,558
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	57,210	21,412
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		18,320
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	27,271
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0
Agency Securities [Member] | Fair value measurements, recurring [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	556,867	528,163
Agency Securities [Member] | Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Agency Securities [Member] | Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	556,867	528,163
Agency Securities [Member] | Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		23,006
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		0
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		23,006
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		$ 0

Fair Value Measurements (Financial Assets Measured at Fair Value on Nonrecurring Basis) (Details) (Fair value measurements, nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	$ 11,991	$ 9,875
Impaired loans net of partial charge-offs	4,227	1,151
Foreclosed assets	0	3,041
Total	16,218	14,067
Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Impaired loans net of partial charge-offs	0	0
Foreclosed assets	0	0
Total	0	0
Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Impaired loans net of partial charge-offs	0	0
Foreclosed assets	0	0
Total	0	0
Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	11,991	9,875
Impaired loans net of partial charge-offs	4,227	1,151
Foreclosed assets	0	3,041
Total	$ 16,218	$ 14,067

Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial liabilities:
Deposits	$ 2,231,291
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	56,582	55,073
Securities	944,892	810,094
Loans Held-for-sale, Fair Value Disclosure	15,183	9,359
Loans, net	1,503,515	1,415,048
Restricted investments in bank stock	15,450	16,802
Accrued interest receivable	7,206	7,378
Financial liabilities:
Deposits		2,071,574
Short-term borrowings	113,225	65,000
Long-term debt	40,800	49,200
Accrued interest payable	308	487
Carrying Amount [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Carrying Amount [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member]
Financial assets:
Cash and cash equivalents	56,582	55,073
Securities	948,780	813,316
Loans Held-for-sale, Fair Value Disclosure	15,415	9,474
Loans, net	1,516,839	1,436,328
Restricted investments in bank stock	15,450	16,802
Accrued interest receivable	7,206	7,378
Financial liabilities:
Deposits	2,232,789	2,074,139
Short-term borrowings	113,225	65,000
Long-term debt	35,629	39,773
Accrued interest payable	308	487
Fair Value [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	56,582
Securities	0
Loans Held-for-sale, Fair Value Disclosure	0
Loans, net	0
Restricted investments in bank stock	0
Accrued interest receivable	7,206
Financial liabilities:
Deposits	0
Short-term borrowings	113,225
Long-term debt	0
Accrued interest payable	308
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents	0
Securities	948,780
Loans Held-for-sale, Fair Value Disclosure	0
Loans, net	0
Restricted investments in bank stock	0
Accrued interest receivable	0
Financial liabilities:
Deposits	0
Short-term borrowings	0
Long-term debt	0
Accrued interest payable	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair value inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents	0
Securities	0
Loans Held-for-sale, Fair Value Disclosure	15,415
Loans, net	1,516,839
Restricted investments in bank stock	15,450
Accrued interest receivable	0
Financial liabilities:
Deposits	2,232,789
Short-term borrowings	0
Long-term debt	35,629
Accrued interest payable	0
Fair Value [Member] | Fair value inputs, Level 3 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair value inputs, Level 3 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	$ 0

Fair Value Measurements (Narrative) (Details) (USD $)	Dec. 31, 2012 Impaired_Loans	Dec. 31, 2011 Impaired_Loans	Dec. 31, 2012 Fair value measurements, nonrecurring [Member]	Dec. 31, 2011 Fair value measurements, nonrecurring [Member]	Dec. 31, 2012 Fair value measurements, nonrecurring [Member] Fair value inputs, Level 3 [Member]	Dec. 31, 2011 Fair value measurements, nonrecurring [Member] Fair value inputs, Level 3 [Member]	Dec. 31, 2012 Real Estate [Member] Minimum [Member]	Dec. 31, 2012 Real Estate [Member] Maximum [Member]	Dec. 31, 2012 Inventory and Equipment [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Dec. 31, 2012 Foreclosed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate							15.00%	35.00%	50.00%	20.00%	15.00%
Number of impaired loans	7	4
Impaired loans with specific allocation			$ 11,991,000	$ 9,875,000	$ 11,991,000	$ 9,875,000
Allowance related to impaired loans	7,120,000	3,630,000	7,100,000	3,600,000
Impaired loans net of partial charge-offs			4,227,000	1,151,000	4,227,000	1,151,000
Impaired loans, charge-offs		10,100,000	2,600,000
Foreclosed assets, carrying value			0	3,041,000	0	3,041,000
Valuation allowances						$ 1,800,000

Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2008
Metro Bank Park [Member]
Long-term Purchase Commitment [Line Items]
Term of naming rights agreement	15 years
Naming rights agreement, commitment amount	3.5
Fiserv Service Agreement [Member]
Long-term Purchase Commitment [Line Items]
Service agreement, term	7 years
Service agreement, renewal period	2 years
Service agreement, period prior to expiration to terminate agreement	180 days
Service agreement, initial payment		3.4
Service Agreement, remaining amount		$ 26.9
Service agreement, remaining term	3 years 6 months

Related Party Transactions Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Payments for goods and services, related parties	$ 907	$ 841	$ 699

Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of Fourth Quarter Events [Line Items]
Interest income	$ 24,096	$ 24,255	$ 24,625	$ 24,332	$ 24,726	$ 24,415	$ 24,659	$ 23,895	$ 97,308	$ 97,695	$ 97,247
Interest expense	2,262	2,477	2,655	2,716	3,336	3,640	3,842	3,878	10,110	14,696	17,397
Net interest income	21,834	21,778	21,970	21,616	21,390	20,775	20,817	20,017	87,198	82,999	79,850
Provision for loan losses	2,150	2,500	2,950	2,500	3,350	13,750	1,700	1,792	10,100	20,592	21,000
Noninterest income	7,805	7,148	7,460	7,441	7,062	7,278	8,156	7,956	29,854	30,452	29,380
Net gains (loss) on sales of securities	92	(37)	12	984	0	7	309	34	1,051	350	2,801
Noninterest expense	22,486	23,053	22,674	22,931	21,731	23,355	24,621	24,307	91,144	94,014	97,103
Provision (benefit) for federal income taxes	1,547	1,381	1,044	942	888	(3,334)	660	342	4,914	(1,444)	(4,536)
Net income (loss)	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 2,483	$ (5,718)	$ 1,992	$ 1,532	$ 10,894	$ 289	$ (4,337)
Earnings per share, basic (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)
Earnings per share, diluted (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)

Condensed Financial Statements of Parent Company (Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Other assets	$ 20,465,000	$ 32,729,000
Total assets	2,634,875,000	2,421,219,000
Long-term debt	40,800,000	49,200,000
Other liabilities	14,172,000	15,425,000
Total liabilities	2,399,488,000	2,201,199,000
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400,000	400,000
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131,000	14,125,000
Surplus	157,305,000	156,184,000
Retained earnings	56,311,000	45,497,000
Accumulated other comprehensive income	7,240,000	3,814,000
Total stockholders' equity	235,387,000	220,020,000	205,351,000	200,022,000
Total liabilities and stockholders' equity	2,634,875,000	2,421,219,000
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	11,765,000	19,641,000
Other assets	54,000	2,321,000
Total assets	251,924,000	244,740,000
Long-term debt	15,800,000	24,200,000
Other liabilities	737,000	520,000
Total liabilities	16,537,000	24,720,000
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400,000	400,000
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131,000	14,125,000
Surplus	157,305,000	156,184,000
Retained earnings	56,311,000	45,497,000
Accumulated other comprehensive income	7,240,000	3,814,000
Total stockholders' equity	235,387,000	220,020,000
Total liabilities and stockholders' equity	251,924,000	244,740,000
Metro Bancorp, Inc. [Member] | Banking Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	239,305,000	221,578,000
Metro Bancorp, Inc. [Member] | Non-banking Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	$ 800,000	$ 1,200,000

Condensed Financial Statements of Parent Company Condensed Financial Statements of Parent Company (Statements of Operations) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Debt prepayment charge									$ (140,000)	$ (75,000)	$ (1,574,000)
Interest expense	2,262,000	2,477,000	2,655,000	2,716,000	3,336,000	3,640,000	3,842,000	3,878,000	10,110,000	14,696,000	17,397,000
Income tax benefit	(1,547,000)	(1,381,000)	(1,044,000)	(942,000)	(888,000)	3,334,000	(660,000)	(342,000)	(4,914,000)	1,444,000	4,536,000
Net income (loss)	3,456,000	1,992,000	2,762,000	2,684,000	2,483,000	(5,718,000)	1,992,000	1,532,000	10,894,000	289,000	(4,337,000)
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary									0	0	0
Interest income									95,000	122,000	124,000
Debt prepayment charge									(140,000)	(75,000)	0
Total income									(45,000)	47,000	124,000
Interest expense									1,949,000	2,611,000	2,645,000
Other									1,441,000	2,293,000	1,149,000
Total expenses									3,390,000	4,904,000	3,794,000
Loss before income tax benefit and equity in undistributed net income of subsidiaries									(3,435,000)	(4,857,000)	(3,670,000)
Income tax benefit									1,168,000	1,651,000	1,248,000
Loss before equity in undistributed net income (loss) of subsidiary									(2,267,000)	(3,206,000)	(2,422,000)
Equity in undistributed net income (loss) of bank subsidiary									13,161,000	3,495,000	(1,915,000)
Net income (loss)									$ 10,894,000	$ 289,000	$ (4,337,000)

Condensed Financial Statements of Parent Company Condensed Financial Statements of Parent Company (Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 10,894,000	$ 289,000	$ (4,337,000)
Stock-based compensation	1,082,000	1,250,000	1,244,000
Debt prepayment charge	140,000	75,000	1,574,000
Decrease in other liabilities	(1,253,000)	(11,679,000)	(1,392,000)
Decrease in other assets	5,782,000	15,437,000	(6,856,000)
Net cash provided by (used in) operating activities	31,604,000	47,922,000	8,749,000
Net cash used by investing activities	(229,461,000)	(213,074,000)	(99,606,000)
Proceeds from common stock options exercised	0	0	78,000
Proceeds from issuance of common stock under stock purchase plan	(1,000)	(1,000)	(2,000)
Repayment of long-term debt	(8,540,000)	(5,275,000)	(26,574,000)
Cash dividends on preferred stock	80,000	80,000	80,000
Net cash (used in) provided by financing activities	199,366,000	187,367,000	83,451,000
Decrease in cash and cash equivalents	1,509,000	22,215,000	(7,406,000)
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	10,894,000	289,000	(4,337,000)
Amortization of financing costs	29,000	8,000	8,000
Stock-based compensation	1,082,000	1,250,000	1,244,000
Debt prepayment charge	140,000	75,000	0
Decrease in other liabilities	217,000	(108,000)	(4,742,000)
Decrease in other assets	2,625,000	1,990,000	610,000
Equity in undistributed net (income) loss of bank subsidiary	(13,161,000)	(3,495,000)	1,915,000
Net cash provided by (used in) operating activities	1,826,000	9,000	(5,302,000)
Net cash used by investing activities	(1,126,000)	(5,052,000)	(4,478,000)
Proceeds from common stock options exercised	0	0	78,000
Proceeds from issuance of common stock under stock purchase plan	44,000	3,802,000	3,156,000
Repayment of long-term debt	(8,540,000)	(5,275,000)	0
Cash dividends on preferred stock	(80,000)	(80,000)	(80,000)
Net cash (used in) provided by financing activities	(8,576,000)	(1,553,000)	3,154,000
Decrease in cash and cash equivalents	(7,876,000)	(6,596,000)	(6,626,000)
Cash and cash equivalents at beginning of the year	19,641,000	26,237,000	32,863,000
Cash and cash equivalents at end of year	11,765,000	19,641,000	26,237,000
Banking Subsidiary [Member] | Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in bank subsidiary	$ (1,126,000)	$ (5,052,000)	$ (4,478,000)